OMB APPROVAL
OMB Number:	3235-0570

Expires:	November 30, 2005

Estimated average burden
hours per response:	5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219

(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 08/31/2003

Date of reporting period: 02/29/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

AMERICAN PERFORMANCE FUNDS

The Right Fit For Your Investment Goals

MIDYEAR REPORT

February 29, 2004

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 29, 2004

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund
ASSETS:
Investments, at cost	$240,110,467	$104,967,121	$513,101,952	$255,147,047
Repurchase agreements, at cost	320,609,766	39,971,893	189,165,153	77,125,342

Total Investments	560,720,233	144,939,014	702,267,105	332,272,389
Interest receivable	219,371	27,419	1,431,141	1,154,917
Receivable from investment advisor	—	5,318	—	10,050
Prepaid expenses and other assets	31,533	4,467	42,382	17,043

Total Assets	560,971,137	144,976,218	703,740,628	333,454,399

LIABILITIES:
Dividends payable	128,264	81,882	284,033	229,687
Payable for investments purchased	—	—	8,890,685	4,000,000
Accrued expenses and other payables:
Investment advisory fees	180,885	2,243	153,763	17,162
Administration fees	18,481	3,872	17,999	—
Custodian fees	13,567	3,342	15,907	8,760
Fund accounting fees	3,988	241	5,346	1,642
Transfer agent fees	3,192	6,155	5,423	5,346
Other liabilities	11,299	19,535	25,631	16,382

Total Liabilities	359,676	117,270	9,398,787	4,278,979

Net Assets:	$560,611,461	$144,858,948	$694,341,841	$329,175,420

COMPOSITION OF NET ASSETS:
Capital	560,569,467	144,857,551	694,278,773	329,174,949
Accumulated (distributions in excess) net investment income	34,490	571	62,417	989
Accumulated net realized gains (losses) on investment transactions	7,504	826	651	(518)

Net Assets	$560,611,461	$144,858,948	$694,341,841	$329,175,420

Shares of beneficial interest issued and outstanding	560,569,468	144,858,015	694,278,771	329,174,274

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$1.00	$1.00	$1.00	$1.00

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 29, 2004

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
ASSETS:
Investments, at value (Cost $38,127,930; $240,905,700; $93,935,176; and $52,244,911, respectively)	$40,307,280	$231,058,591	$93,958,194	$52,014,102
Investment in affiliates, at cost	—	12,491,710	1,765,161	2,061,922

Total Investments	40,307,280	243,550,301	95,723,355	54,076,024
Interest and dividends receivable	408,799	1,272,057	701,743	437,295
Receivable for Capital Shares Issued	—	18,054	—	—
Receivable for investments sold	—	1,897,851	2,192,919	2,860,952
Prepaid expenses and other assets	3,526	21,011	6,811	6,725

Total Assets	40,719,605	246,759,274	98,624,828	57,380,996

LIABILITIES:
Payable to custodian	—	12,190	36,694	25,453
Dividends payable	113,002	771,340	305,843	193,612
Payable for investments purchased	153,247	535,773	1,607,455	1,113,381
Payable for capital shares redeemed	—	5,109	400	—
Accrued expenses and other payables:
Investment advisory fees	11,248	—	26,832	15,544
Administration fees	1,327	8,063	3,169	1,834
Distribution fees	—	33,735	19,166	11,103
Custodian fees	964	5,953	2,300	1,332
Fund accounting fees	325	3,622	1,333	1,077
Transfer agent fees	1,918	3,205	1,777	1,104
Other liabilities	8,195	5,218	10,044	9,941

Total Liabilities	290,226	1,384,208	2,015,013	1,374,381

Net Assets:	$40,429,379	$245,375,066	$96,609,815	$56,006,615

COMPOSITION OF NET ASSETS:
Capital	38,341,531	243,126,878	94,747,702	53,884,673
Accumulated (distributions in excess of) net investment income	(96,641)	(648,004)	(187,942)	(25,497)
Accumulated net realized gains (losses) on investment transactions	5,139	251,591	261,876	316,326
Net unrealized appreciation (depreciation) on investment transactions	2,179,350	2,644,601	1,788,179	1,831,113

Net Assets	$40,429,379	$245,375,066	$96,609,815	$56,006,615

Shares of beneficial interest issued and outstanding	3,617,973	23,668,634	9,193,101	5,803,446

Net asset value and redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)	$11.17	$10.37	$10.51	$9.65

Maximum Sales Charge	2.50%	2.00%	2.50%	3.00%

Maximum Offering Price (100%/(100%—Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share	$11.46	$10.58	$10.78	$9.95

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Assets and Liabilities

February 29, 2004

(Unaudited)

			Growth	Small Cap
	Balanced	Equity	Equity	Equity
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (Cost $73,969,891; $41,522,505; $52,559,672; and $9,975,097, respectively)	$85,131,290	$50,943,451	$74,541,828	$13,379,190
Investment in affiliates, at cost	1,223,980	130,735	837,968	150,885

Total Investments	86,355,270	51,074,186	75,379,796	13,530,075
Interest and dividends receivable	266,547	122,400	135,947	8,246
Receivable for investments sold	219,292	134,904	—	—
Prepaid expenses and other assets	5,027	5,644	9,092	2,980

Total Assets	86,846,136	51,337,134	75,524,835	13,541,301

LIABILITIES:
Payable for investments purchased	214,327	96,900	—	—
Accrued expenses and other payables:
Investment advisory fees	28,952	20,158	30,389	2,147
Administration fees	2,833	1,675	2,484	440
Distribution fees	—	10,079	15,195	2,354
Custodian fees	2,068	1,210	1,823	652
Fund accounting fees	469	99	—	110
Transfer agent fees	798	1,942	2,461	269
Other liabilities	7,402	12,890	9,418	7,884

Total Liabilities	256,849	144,953	61,770	13,856

Net Assets:	$86,589,287	$51,192,181	$75,463,065	$13,527,445

COMPOSITION OF NET ASSETS:
Capital	80,943,082	71,741,273	81,658,048	9,744,477
Accumulated (distributions in excess of) net investment income	203,748	79,354	38,788	(1,378)
Accumulated net realized gains (losses) on investment transactions	(6,942,922)	(30,180,127)	(29,053,895)	229,368
Net unrealized appreciation (depreciation) on investment transactions	12,385,379	9,551,681	22,820,124	3,554,978

Net Assets	$86,589,287	$51,192,181	$75,463,065	$13,527,445

Shares of beneficial interest issued and outstanding	6,835,640	6,288,936	7,758,470	937,997

Net asset value and redemption price per share:
($0.00001 par value per share, unlimited number of shares authorized)	$12.67	$8.14	$9.73	$14.42

Maximum Sales Charge	5.00%	5.00%	5.00%	5.00%

Maximum Offering Price (100%/(100%-Maximum Sales Charge) of net asset value adjusted to the nearest cent) per share	$13.34	$8.57	$10.24	$15.18

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the six months ended February 29, 2004

(Unaudited)

	U.S. Treasury Fund	Institutional U.S. Treasury Fund	Cash Management Fund	Institutional Cash Management Fund
Investment Income:
Interest income	$2,831,249	$605,643	$3,716,160	$1,801,135

Total Income	2,831,249	605,643	3,716,160	1,801,135

Expenses:
Investment advisory fees	1,140,093	91,859	1,355,735	248,418
Administration fees	570,047	122,552	677,565	331,222
Distribution fees	712,556	—	846,953	—
Fund accounting fees	61,509	20,101	71,316	54,854
Transfer agent fees	63,145	13,510	86,576	34,940
Custodian fees	85,509	18,383	101,637	49,684
Trustee fees	3,611	499	4,248	2,345
Other expenses	75,098	26,316	72,510	43,492

Total expenses before fee reductions	2,711,568	293,220	3,216,540	764,955
Expenses voluntarily reduced by Investment Advisor	—	(108,942)	(372,647)	(266,837)
Expenses voluntarily reduced by Administrator	—	(24,510)	(135,513)	(66,244)
Expenses voluntarily reduced by Distributor	(712,556)	—	(846,953)	—

Net Expenses	1,999,012	159,768	1,861,427	431,874

Net Investment Income	832,237	445,875	1,854,733	1,369,261

Realized Gains (Losses) On Investments:
Net realized gains (losses) on investment transactions	7,687	826	651	(518)

Change in net assets resulting from operations	$839,924	$446,701	$1,855,384	$1,368,743

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the six months ended February 29, 2004

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$838,997	$4,141,088	$1,832,222	$1,424,993
Dividend income	4,283	—	—	—
Dividend income from affiliates	—	36,811	22,088	10,274

Total Income	843,280	4,177,899	1,854,310	1,435,267

Expenses:
Investment advisory fees	113,862	674,027	267,142	159,315
Administration fees	41,405	245,102	97,143	57,933
Distribution fees	51,756	306,376	121,428	72,416
Fund accounting fees	13,411	56,032	27,623	18,900
Transfer agent fees	7,249	43,769	13,380	8,561
Custodian fees	6,211	36,766	14,572	8,690
Trustee fees	266	1,550	622	372
Other expenses	7,427	28,916	12,289	10,690

Total expenses before fee reductions	241,587	1,392,538	554,199	336,877
Expenses voluntarily reduced by Investment Advisor	(41,405)	(674,027)	(97,143)	(57,933)
Expenses voluntarily reduced by Distributor	(51,756)	(98,041)	—	—

Net Expenses	148,426	620,470	457,056	278,944

Net Investment Income	694,854	3,557,429	1,397,254	1,156,323

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains (losses) on investment transactions	26,790	342,405	575,679	630,655
Change in unrealized appreciation/(depreciation) on investment transactions	1,257,527	2,147,284	772,364	776,186

Net realized/unrealized gains (losses) on investments	1,284,317	2,489,689	1,348,043	1,406,841

Change in net assets resulting from operations	$1,979,171	$6,047,118	$2,745,297	$2,563,164

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Operations

For the six months ended February 29, 2004

(Unaudited)

	Balanced Fund	Equity Fund	Growth Equity Fund	Small Cap Equity Fund
Investment Income:
Interest income	$510,942	$—	$—	$—
Dividend income	426,688	511,852	621,983	56,159
Dividend income from affiliates	10,707	1,102	5,330	1,542

Total Income	948,337	512,954	627,313	57,701

Expenses:
Investment advisory fees	288,258	169,114	275,231	46,627
Administration fees	77,908	49,019	79,777	13,515
Distribution fees	97,384	61,273	99,721	16,894
Fund accounting fees	20,715	8,577	13,666	4,434
Organization fees	—	—	—	—
Transfer agent fees	9,755	8,309	12,732	2,117
Custodian fees	11,686	7,353	11,967	2,027
Trustee fees	489	310	518	87
Audit fees	3,919	3,767	3,952	3,536
Other expenses	6,931	4,966	9,575	2,444

Total expenses before fee reductions	517,045	312,688	507,139	91,681
Expenses voluntarily reduced by Investment Advisor	(124,652)	(46,568)	(75,789)	(33,112)
Expenses voluntarily reduced by Distributor	(97,384)	—	—	—

Net Expenses	295,009	266,120	431,350	58,569

Net Investment Income	653,328	246,834	195,963	(868)

Realized/Unrealized Gains (Losses) On Investments:
Net realized gains (losses) on investment transactions	2,512,370	1,356,381	2,045,753	911,235
Change in unrealized appreciation/(depreciation) on investment transactions	4,527,363	5,262,670	5,600,859	1,058,161

Net realized/unrealized gains (losses) on investments	7,039,733	6,619,051	7,646,612	1,969,396

Change in net assets resulting from operations	$7,693,061	$6,865,885	$7,842,575	$1,968,528

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Institutional U.S. Treasury Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$832,237	$3,627,660	$445,875	$547,237
Net realized gains (losses) on investment transactions	7,687	(72)	826	107

Change in net assets from operations	839,924	3,627,588	446,701	547,344

Distributions to Shareholders:
From net investment income	(872,237)	(3,627,660)	(445,875)	(547,237)

Change in net assets from shareholder distributions	(872,237)	(3,627,660)	(445,875)	(547,237)

Capital Transactions:
Proceeds from shares issued	965,337,200	1,194,584,896	168,448,357	101,953,307
Dividends reinvested	179	56,818	1,521	1,306
Cost of shares redeemed	(1,010,318,288)	(1,200,584,873)	(101,238,451)	(77,312,891)

Change in net assets from capital transactions	(44,980,909)	(5,943,159)	67,211,427	24,641,722

Change in net assets	(45,013,222)	(5,943,231)	67,212,253	24,641,829

Net Assets:
Beginning of period	605,624,683	611,567,914	77,646,695	53,004,866

End of period	$560,611,461	$605,624,683	$144,858,948	$77,646,695

Accumulated net investment income	34,490	74,490	571	571

Share Transactions:
Issued	965,337,200	1,194,584,896	168,448,357	101,953,307
Reinvested	179	56,818	1,521	1,306
Redeemed	(1,010,318,288)	(1,200,584,873)	(101,238,451)	(77,312,891)

Change in shares	(44,980,909)	(5,943,159)	67,211,427	24,641,722

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Cash Management Fund		Institutional Cash Management Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003(a)
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,854,733	$6,847,101	$1,369,261	$1,538,189
Net realized gains (losses) on investment transactions	651	7,041	(518)	989

Change in net assets from operations	1,855,384	6,854,142	1,368,743	1,539,178

Distributions to Shareholders:
From net investment income	(1,854,722)	(6,847,101)	(1,369,261)	(1,538,189)

Change in net assets from shareholder distributions	(1,854,722)	(6,847,101)	(1,369,261)	(1,538,189)

Capital Transactions:
Proceeds from shares issued	1,059,537,519	1,714,316,178	957,111,803	774,881,411
Dividends reinvested	5,209	178,879	154,880	211,818
Cost of shares redeemed	(1,038,058,720)	(1,934,122,219)	(929,591,204)	(473,593,759)

Change in net assets from capital transactions	21,484,008	(219,627,162)	27,675,479	301,499,470

Change in net assets	21,484,670	(219,620,121)	27,674,961	301,500,459

Net Assets:
Beginning of period	672,857,171	892,477,292	301,500,459	—

End of period	$694,341,841	$672,857,171	$329,175,420	$301,500,459

Accumulated net investment income	62,417	62,406	989	989

Share Transactions:
Issued	1,059,537,519	1,714,316,178	957,111,803	774,881,411
Reinvested	5,207	178,879	154,880	211,818
Redeemed	(1,038,058,720)	(1,934,122,218)	(929,591,204)	(473,593,759)

Change in shares	21,484,006	(219,627,161)	27,675,479	301,499,470

(a)	For the period November 22, 2002 (commencement of operations) through August 31, 2003.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$694,854	$1,400,963	$3,557,429	$5,558,443
Net realized gains (losses) on investment transactions	26,790	(3,983)	342,405	2,389,589
Change in unrealized appreciation/(depreciation) on investment transactions	1,257,527	(523,160)	2,147,284	(1,183,515)

Change in net assets from operations	1,979,171	873,820	6,047,118	6,764,517

Distributions to Shareholders:
From net investment income	(729,642)	(1,455,475)	(4,497,145)	(6,713,264)
From net realized gains on investment transactions	(7,205)	(54,124)	(1,066,951)	(522,640)

Change in net assets from shareholder distributions	(736,847)	(1,509,599)	(5,564,096)	(7,235,904)

Capital Transactions:
Proceeds from shares issued	2,711,090	15,274,654	129,164,920	231,379,504
Dividends reinvested	72,839	189,547	2,859,234	3,399,753
Cost of shares redeemed	(5,249,767)	(7,855,601)	(115,975,283)	(140,873,860)

Change in net assets from capital transactions	(2,465,838)	7,608,600	16,048,871	93,905,397

Change in net assets	(1,223,514)	6,972,821	16,531,893	93,434,010

Net Assets:
Beginning of period	41,652,893	34,680,072	228,843,173	135,409,163

End of period	$40,429,379	$41,652,893	$245,375,066	$228,843,173

Accumulated (distributions in excess of) net investment income	(96,641)	(61,853)	(648,004)	291,712

Share Transactions:
Issued	247,441	1,384,514	12,457,851	22,259,241
Reinvested	6,617	17,238	276,029	327,377
Redeemed	(475,813)	(715,234)	(11,184,094)	(13,561,405)

Change in shares	(221,755)	686,518	1,549,786	9,025,213

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Intermediate Bond Fund		Bond Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,397,254	$3,615,081	$1,156,323	$3,055,714
Net realized gains (losses) on investment transactions	575,679	2,621,060	630,655	2,146,732
Change in unrealized appreciation/(depreciation) on investment transactions	772,364	(1,185,372)	776,186	(1,826,807)

Change in net assets from operations	2,745,297	5,050,769	2,563,164	3,375,639

Distributions to Shareholders:
From net investment income	(1,798,496)	(4,076,256)	(1,234,380)	(3,048,006)
From net realized gains on investment transactions	(2,261,282)	(239,543)	(2,259,232)	(690,515)

Change in net assets from shareholder distributions	(4,059,778)	(4,315,799)	(3,493,612)	(3,738,521)

Capital Transactions:
Proceeds from shares issued	5,984,961	15,679,304	3,685,657	14,168,998
Dividends reinvested	2,765,928	1,752,859	2,735,025	2,122,646
Cost of shares redeemed	(9,424,928)	(22,776,423)	(10,347,908)	(27,203,853)

Change in net assets from capital transactions	(674,039)	(5,344,260)	(3,927,226)	(10,912,209)

Change in net assets	(1,988,520)	(4,609,290)	(4,857,674)	(11,275,091)

Net Assets:
Beginning of period	98,598,335	103,207,625	60,864,289	72,139,380

End of period	$96,609,815	$98,598,335	$56,006,615	$60,864,289

Accumulated (distributions in excess of) net investment income	(187,942)	213,300	(25,497)	52,560

Share Transactions:
Issued	564,681	1,468,933	377,997	2,088,370
Reinvested	263,058	164,033	284,043	210,385
Redeemed	(888,987)	(2,131,053)	(1,055,704)	(1,647,576)

Change in shares	(61,248)	(498,087)	(393,664)	651,179

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Balanced Fund		Equity Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$653,328	$1,299,994	$246,834	$428,928
Net realized gains (losses) on investment transactions	2,512,370	(2,152,990)	1,356,381	(3,051,214)
Change in unrealized appreciation/(depreciation) on investment transactions	4,527,363	7,265,842	5,262,670	6,641,331

Change in net assets from operations	7,693,061	6,412,846	6,865,885	4,019,045

Distributions to Shareholders:
From net investment income	(658,814)	(1,330,784)	(249,301)	(471,968)

Change in net assets from shareholder distributions	(658,814)	(1,330,784)	(249,301)	(471,968)

Capital Transactions:
Proceeds from shares issued	12,201,558	16,839,991	2,583,181	11,619,105
Dividends reinvested	658,235	1,329,384	171,032	312,776
Cost of shares redeemed	(4,856,430)	(6,656,629)	(5,971,826)	(24,439,238)

Change in net assets from capital transactions	8,003,363	11,512,746	(3,217,613)	(12,507,357)

Change in net assets	15,037,610	16,594,808	3,398,971	(8,960,280)

Net Assets:
Beginning of period	71,551,677	54,956,869	47,793,210	56,753,490

End of period	$86,589,287	$71,551,677	$51,192,181	$47,793,210

Accumulated (distributions in excess of) net investment income	203,748	209,234	79,354	81,821

Share Transactions:
Issued	986,472	1,586,068	338,111	1,855,285
Reinvested	54,923	126,867	23,090	51,177
Redeemed	(394,923)	(628,527)	(785,171)	(3,931,661)

Change in shares	646,472	1,084,408	(423,970)	(2,025,199)

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Statements of Changes in Net Assets

	Growth Equity Fund		Small Cap Equity Fund
	Six Months Ended February 29, 2004	Year Ended August 31, 2003	Six Months Ended February 29, 2004	Year Ended August 31, 2003
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$195,963	$317,503	$(868)	$26,551
Net realized gains (losses) on investment transactions	2,045,753	(2,725,806)	911,235	(602,168)
Change in unrealized appreciation/(depreciation) on investment transactions	5,600,859	6,824,022	1,058,161	2,749,117

Change in net assets from operations	7,842,575	4,415,719	1,968,528	2,173,500

Distributions to Shareholders:
From net investment income	(186,278)	(288,398)	(9,511)	(22,405)

Change in net assets from shareholder distributions	(186,278)	(288,398)	(9,511)	(22,405)

Capital Transactions:
Proceeds from shares issued	3,305,270	23,795,596	731,161	3,663,576
Dividends reinvested	82,582	116,314	319	678
Cost of shares redeemed	(21,817,016)	(18,388,101)	(3,225,207)	(2,067,146)

Change in net assets from capital transactions	(18,429,164)	5,523,809	(2,493,727)	1,597,108

Change in net assets	(10,772,867)	9,651,130	(534,710)	3,748,203

Net Assets:
Beginning of period	86,235,932	76,584,802	14,062,155	10,313,952

End of period	$75,463,065	$86,235,932	$13,527,445	$14,062,155

Accumulated (distributions in excess of) net investment income	38,788	29,103	(1,378)	9,001

Share Transactions:
Issued	355,863	2,914,557	55,477	351,511
Reinvested	8,921	14,497	25	66
Redeemed	(2,360,159)	(2,214,500)	(248,392)	(192,355)

Change in shares	(1,995,375)	714,554	(192,890)	159,222

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Treasury Notes (7.2%):
$40,000,000	2.875%, 6/30/04	$40,234,967

Total U.S. Treasury Notes		40,234,967

U.S. Treasury Bills (35.7%):
200,000,000*	0.93%, 3/25/04	199,875,500

Total U.S. Treasury Bills		199,875,500

Repurchase Agreements (57.1%):
22,500,000	Bear Stearns Repo (Purchased on 2/27/04, proceeds at maturity $22,501,818.75, collateralized by U.S. Treasury Securities, fair value $22,952,395.38)	22,500,000
122,500,000	Deutsche Bank Repo (Purchased on 2/27/04, proceeds at maturity $122,510,208.33, collateralized by U.S. Treasury Securities, fair value $124,950,778.20)	122,500,000
118,109,766	JP Morgan Repo (Purchased on 2/27/04, proceeds at maturity $133,092,748.69, collateralized by U.S. Treasury Securities, fair value $120,474,879.2)	118,109,765

Principal Amount	Security Description	Value

Repurchase Agreements, continued:
$17,500,000	Morgan Stanley Repo (Purchased on 2/27/04, proceeds at maturity $17,501,414.58, collateralized by U.S. Treasury Securities, fair value $17,850,594.09)	$17,500,000
20,000,000	SG Cowen Repo (Purchased on 2/27/04, proceeds at maturity $17,501,414.58, collateralized by U.S. Treasury Securities, fair value $20,409,747.30)	20,000,000
20,000,000	Ubs Warburg Repo (Purchased on 2/27/04, proceeds at maturity $20,001,716.67, collateralized by U.S. Government Agency Securities, fair value $20,401,776.1)	20,000,000

Total Repurchase Agreements		320,609,765

Total Investments (Cost $560,720,232)(a)—100.0%		560,720,233
Liabilities in excess of other assets—0.0%		(108,772)

Net Assets—100.0%		$560,611,461

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Treasury Bills* (69.0%):
$100,000,000	0.93%, 3/25/04	$99,937,750

Total U.S. Treasury Bills		99,937,750

U.S. Treasury Notes (3.5%):
5,000,000	2.875%, 6/30/04	5,029,371

Total U.S. Treasury Notes		5,029,371

Repurchase Agreements (27.6%):
Financial Services (5.2%):
2,500,000	Morgan Stanley Repo (Purchased on 2/27/04, proceeds at maturity $2,500,202.08, collateralized by U.S. Treasury Securities, fair value $2,550,084.87)	2,500,000
5,000,000	UBS Warburg Repo (Purchased on 2/27/04, proceeds at maturity $5,000,429.17, collateralized by U.S. Government Securities, fair value $5,100,444.03)	5,000,000

		7,500,000

Foreign Trade & International Banking Institutions (8.6%):
12,500,000	Deutsche Bank Repo (Purchased on 2/27/04, proceeds at maturity $12,501,041.67, collateralized by U.S. Treasury Securities, fair value $12,750,079.41)	12,500,000

Principal Amount	Security Description	Value

Repurchase Agreements, continued:
Security Brokers & Dealers (13.8%):
$2,500,000	Bear Stearns Repo (Purchased on 2/27/04, proceeds at maturity $2,500,202.08, collateralized by U.S. Treasury Securities, fair value $2,550,266.15)	$2,500,000
14,971,893	JP Morgan Repo (Purchased on 2/27/04, proceeds at maturity $14,973,140.5, collateralized by U.S. Treasury Securities, fair value $15,271,700.87)	14,971,893
2,500,000	SG Cowen Repo (Purchased on 2/27/04, proceeds at maturity $2,500,206.25, collateralized by U.S. Treasury Securities, fair value $2,551,218.41)	2,500,000

		19,971,893

Total Repurchase Agreements		39,971,893

Total Investments (Cost $144,939,014) (a)—100.1%		144,939,014
Liabilities in excess of other assets—(0.1)%		(80,066)

Net Assets—100.0%		$144,858,948

Percentages indicated are based on net assets of $144,858,948.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

Bankers Acceptance (1.4%):
Banking (1.4%):
$10,000,000	Wells Fargo, 1.04%**, 3/8/04	$10,000,000

Total Bankers Acceptance		10,000,000

Certificates of Deposit (2.9%):
Yankee (2.9%):
10,000,000	Deutsche Bank, ***, 1.05%, 3/8/04	10,000,000
10,000,000	Societe Generale, 1.02%, 3/19/04	10,000,000

Total Certificates of Deposit		20,000,000

Commercial Paper*** (18.1%):
Banking (6.9%):
7,000,000	Abbey National PLC, 1.00%, 3/22/04	6,995,917
9,000,000	ABN-AMRO National Finance Corp., 1.02%, 5/20/04	8,979,700
1,000,000	Bank of America, 1.03%, 4/20/04	998,569
10,000,000	BNP Panibas, 1.00%, 3/12/04	9,996,945
1,300,000	Rabobank Nederland, 1.03%, 5/10/04	1,297,396
3,000,000	Rabobank Nederland, 1.03%, 6/15/04	2,990,902
600,000	Royal Bank of Scotland, 1.03%, 4/12/04	599,279
1,300,000	Royal Bank of Scotland, 1.03%, 5/11/04	1,297,359
15,000,000	UBSFinance, 1.00%, 3/2/04	14,999,584

		48,155,651

Chemicals (1.2%):
8,000,000	BASF AG, 1.02%, 3/19/04(b)	7,995,920

Financial Services (3.9%):
10,000,000	American Express Credit Corp., 1.00%, 3/18/04	9,995,278
15,000,000	General Electric Capital Corp., 1.02%, 3/18/04	14,992,774
2,000,000	Merrill Lynch & Co., 1.01%, 3/23/04	1,998,766

		26,986,818

Food Products & Services (2.2%):
15,000,000	Nestle Capital Corp., 1.00%, 4/2/04(b)	14,986,667

Insurance (2.9%):
10,000,000	American International Group Funding, 1.00%, 3/19/04	9,995,000
5,000,000	American International Group Funding, 1.01%, 4/13/04	4,993,968

Principal Amount	Security Description	Value

Commercial Paper***, continued:
Insurance, continued:
$ 5,000,000	ING America Insurance, 1.02%, 3/11/04	$4,998,583

		19,987,551

Oil—Integrated Companies (0.3%):
2,300,000	BP Capital Markets, 1.01%, 3/23/04	2,298,580

Pharmaceuticals (0.7%):
5,000,000	Abbott Laboratories, 5.13%, 7/1/04	5,064,272

Total Commercial Paper		125,475,459

U.S. Government Agencies (47.2%):
Fannie Mae (17.7%):
30,000,000	1.05%, 3/1/04	29,999,754
20,000,000	1.08%**, 3/3/04	20,000,000
5,000,000	1.08%**, 3/11/04	5,000,649
6,590,000	3.63%, 4/15/04	6,610,352
1,005,000	5.63%, 5/14/04	1,014,179
650,000	3.00%, 6/15/04	653,395
10,000,000	1.03%, 7/26/04	10,000,000
5,174,000	6.50%, 8/15/04	5,298,916
3,000,000	1.25%, 8/27/04	2,999,676
16,000,000	1.50%, 10/1/04	15,999,560
5,000,000	1.29%, 10/18/04	5,000,000
15,000,000	1.50%, 12/3/04	15,000,000
5,000,000	1.56%, 2/4/05	5,000,000

		122,576,481

Federal Farm Credit Bank (2.6%):
5,000,000	0.97%**, 3/7/04	4,999,941
5,000,000	1.00%, 7/2/04	4,999,803
8,000,000	1.30%, 3/1/05	8,000,000

		17,999,744

Federal Home Loan Bank (12.4%):
1,500,000	1.09%**, 3/5/04	1,499,818
4,115,000	3.53%, 3/25/04	4,121,177
9,000,000	1.25%, 4/15/04	9,000,468
6,775,000	3.75%, 4/15/04	6,797,006
4,560,000	4.88%, 4/16/04	4,580,978
4,000,000	5.32%, 5/5/04	4,029,496
10,155,000	4.88%, 5/14/04	10,231,812
4,000,000	3.38%, 6/15/04	4,027,055
875,000	4.63%, 8/13/04	888,886
5,000,000	1.51%, 12/8/04	5,011,585
1,000,000	1.60%, 12/30/04	1,000,000
2,000,000	4.13%, 1/14/05	2,049,659

Continued

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Government Agencies, continued:
Federal Home Loan Bank, continued:
$ 3,000,000	1.50%, 2/2/05	$3,000,000
3,000,000	1.30%, 2/4/05	3,000,000
6,000,000	1.32%, 2/18/05	6,000,000
8,000,000	1.30%, 2/23/05	8,000,000
13,000,000	1.30%, 2/28/05	12,999,124

		86,237,064

Freddie Mac (3.0%):
9,103,000	3.75%, 4/15/04	9,133,265
2,057,000	5.00%, 5/15/04	2,073,377
5,975,000	3.00%, 7/15/04	6,015,853
3,505,000	6.25%, 7/15/04	3,570,007

		20,792,502

Student Loan Marketing Assoc. (11.5%):
15,000,000	1.00%**, 3/2/04	15,000,000
20,000,000	1.01%**, 3/2/04	20,000,000
40,000,000	1.01%**, 3/2/04	40,000,000
5,000,000	3.38%, 7/15/04	5,039,252

		80,039,252

Total U.S. Government Agencies		327,645,043

U.S. Treasury Bills*** (4.3%):
30,000,000	0.93%*, 3/25/04	29,981,450

Total U.S. Treasury Bills		29,981,450

Repurchase Agreements (27.2%):
20,000,000	Bear Stearns Cos., Inc., 1.01%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $20,001,683.30, collateralized by U.S. Government Agency Securities, fair value $20,400,813.45)	20,000,000

Principal Amount	Security Description	Value

Repurchase Agreements, continued:
$75,000,000	Deutsche Bank, 1.03%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $75,006,437.50, collateralized by U.S. Government Agency Securities, fair value $76,500,501.54)	$75,000,000
64,165,153	J.P. Morgan Chase & Co., 1.03%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $64,170,660.59, collateralized by U.S. Government Securities, fair value $65,449,227.76)	64,165,153
15,000,000	Morgan Stanley, 1.00%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $15,001,250, collateralized by U.S. Government Agency Securities, fair value $15,300,154.83)	15,000,000
15,000,000	UBS Warburg, 1.05%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $15,001,312.50, collateralized by U.S. Government Agency Securities, fair value $15,302,332.25)	15,000,000

Total Repurchase Agreements		189,165,153

Total Investments (Cost $702,267,105)(a)—101.1%		702,267,105
Liabilities in excess of other assets—(1.1)%		(7,925,264)

Net Assets—100.0%		$694,341,841

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. See notes to financial statements for details.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2004. The date presented reflects the next rate change date.
***	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

Certificates of Deposit (2.4%):
Financial Services (2.4%):
$8,000,000	State Street Bank and Trust Company, 1.03%, 3/9/04	$8,000,000

Total Certificates of Deposit		8,000,000

Commercial Paper*** (22.2%):
Banking (8.2%):
3,000,000	ABN-AMRO National Finance Corp., 1.01%, 3/3/04	2,999,832
3,000,000	ABN-AMRO National Finance Corp., 1.02%, 4/28/04	2,995,086
3,800,000	Barclays Funding Corp., 1.03%, 3/9/04	3,799,130
1,200,000	Barclays Funding Corp., 1.02%, 4/6/04	1,198,782
2,400,000	Lloyds TSB Group PLC, 1.02%, 3/9/04	2,399,456
3,600,000	Rabobank Nederland, 1.03%, 4/20/04	3,594,850
5,500,000	Rabobank Nederland, 1.03%, 4/23/04	5,491,659
600,000	Royal Bank of Scotland, 1.02%, 3/15/04	599,762
500,000	Royal Bank of Scotland, 1.03%, 4/30/04	499,142
3,300,000	Royal Bank of Scotland, 1.03%, 5/4/04	3,293,945

		26,871,644

Beverages (3.0%):
5,000,000	Coca Cola Co., 1.00%, 3/1/04	5,000,000
5,000,000	Coca Cola Co., 1.00%, 4/5/04	4,995,139

		9,995,139

Financial Services (4.9%):
8,000,000	Bear Stearns Co., Inc., 1.03%, 4/5/04	7,991,989
8,000,000	Merrill Lynch & Co., Inc., 1.01%, 3/19/04	7,995,960

		15,987,949

Insurance (1.2%):
4,112,000	ING America Insurance, 1.02%, 3/11/04	4,110,835

Principal Amount	Security Description	Value

Commercial Paper***, continued
Pharmaceuticals (4.9%):
$ 8,000,000	Glaxo Wellcome PLC, 1.00%, 3/15/04, (b)	$7,996,858
8,000,000	Pfizer, Inc., 1.00%, 3/12/04, (b)	7,997,555

		15,994,413

Total Commercial Paper		72,959,980

U.S. Government Agencies (49.9%):
Fannie Mae (21.3%):
9,015,000	4.75%, 3/15/04	9,027,590
2,000,000	5.91%, 3/19/04	2,004,667
700,000	6.85%, 4/5/04	703,802
331,000	3.625%, 4/15/04	332,005
20,000,000	1.045%, 4/29/04	19,999,837
9,279,000	5.625%, 5/14/04	9,363,641
1,920,000	3.00%, 6/15/04	1,931,288
1,300,000	6.50%, 8/15/04	1,330,639
250,000	6.21%, 10/1/04	257,339
5,000,000	1.29%, 10/18/04	5,000,000
20,000,000	***, 1.08%, 12/13/04	20,002,597

		69,953,405

Federal Farm Credit Bank (4.7%):
1,000,000	5.15%, 3/5/04	1,000,420
4,000,000	0.97%**, 3/24/04	4,000,001
1,175,000	5.10%, 4/26/04	1,182,091
250,000	5.00%, 5/10/04	251,815
160,000	5.93%, 5/28/04	161,834
1,000,000	3.15%, 6/21/04	1,005,893
200,000	1.25%, 8/13/04	200,048
450,000	4.58%, 9/7/04	457,744
75,000	6.10%, 11/4/04	77,309
20,000	6.09%, 12/3/04	20,687
3,000,000	1.30%, 2/1/05	2,995,970
4,000,000	1.30%, 3/1/05	4,000,000

		15,353,812

Federal Home Loan Bank (10.3%):
345,000	5.40%, 3/1/04	345,000
10,000	5.64%, 3/15/04	10,015
500,000	5.655%, 3/17/04	500,973
15,000	5.485%, 3/23/04	15,040
25,000	6.78%, 3/24/04	25,083
430,000	5.575%, 3/26/04	431,269
400,000	5.46%, 3/29/04	401,338
200,000	5.585%, 3/30/04	200,726
260,000	5.25%, 4/22/04	261,510
750,000	5.48%, 4/28/04	755,122
500,000	2.00%, 4/29/04	500,678
1,000,000	1.00%**, 5/11/04	999,860
250,000	5.715%, 5/12/04	252,219
565,000	4.875%, 5/14/04	569,228

Continued

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Principal Amount	Security Description	Value

U.S. Government Agencies, continued:
Federal Home Loan Bank, continued
$ 200,000	5.765%, 5/17/04	$201,923
300,000	7.00%, 5/26/04	304,072
15,000	3.04%, 5/28/04	15,065
1,000,000	3.225%, 5/28/04	1,005,412
20,000	7.31%, 6/16/04	20,335
15,000	6.23%, 6/17/04	15,204
195,000	6.00%, 6/30/04	198,166
500,000	7.36%, 7/1/04	510,097
100,000	6.00%, 7/7/04	101,654
235,000	2.25%, 8/13/04	236,024
775,000	4.625%, 8/13/04	786,555
2,450,000	6.25%, 8/13/04	2,504,274
10,000	7.57%, 8/19/04	10,287
250,000	6.75%, 9/8/04	257,049
5,000,000	7.61%, 9/23/04	5,181,071
250,000	5.71%, 10/27/04	257,377
205,000	3.375%, 11/15/04	207,882
415,000	4.125%, 11/15/04	423,014
425,000	6.25%, 11/15/04	439,534
250,000	6.50%, 11/15/04	259,265
1,000,000	1.54%, 12/27/04	999,878
5,000,000	1.60%, 12/30/04	4,999,999
500,000	1.375%, 1/12/05	500,465
1,165,000	4.125%, 1/14/05	1,193,749
3,000,000	1.30%, 1/28/05	3,000,273
4,000,000	1.32%, 2/18/05	4,000,000
1,130,000	1.30%, 2/28/05	1,129,833

		34,026,518

Freddie Mac (2.2%):
600,000	6.645%, 3/10/04	600,808
1,040,000	3.75%, 4/15/04	1,043,235
1,250,000	5.00%, 5/15/04	1,260,149
425,000	3.25%, 5/20/04	426,940
1,251,000	3.00%, 7/15/04	1,259,454
2,650,000	6.25%, 7/15/04	2,700,219

		7,290,805

Student Loan Marketing Assoc. (11.4%):
5,000,000	1.01%**, 3/2/04	5,000,000
750,000	4.75%, 4/23/04	753,916
10,000,000	1.00%**, 5/20/04	10,000,000
1,800,000	3.375%, 7/15/04	1,814,845
20,000,000	1.01%**, 8/19/04	19,999,999

		37,568,760

Total U.S. Government Agencies		164,193,300

Principal Amount	Security Description	Value

U.S. Treasury Bills*** (3.0%):
$10,000,000	0.94%, 3/25/04	$9,993,767

Total U.S. Treasury Bills		9,993,767

Repurchase Agreements (23.4%):
10,000,000	Bear Stearns Cos., Inc., 1.01%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $10,000,841.67, collateralized by U.S. Government Agency Securities, fair value $10,200,406.72)	10,000,000
20,000,000	Deutsche Bank, 1.03%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $20,001,716.67, collateralized by U.S. Government Agency Securities, fair value $20,400,133.74)	20,000,000
27,125,342	J.P. Morgan Chase & Co., 1.03%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $27,127,670.40, collateralized by U.S. Government Agency Securities, fair value $27,668,045.82)	27,125,342
10,000,000	Morgan Stanley, 1.00%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $10,000,833.33, collateralized by U.S. Government Agency Securities, fair value $10,200,103.22)	10,000,000
10,000,000	UBS Warburg, 1.05%, 3/1/04 (Purchased on 2/27/04, proceeds at maturity $10,201,554.84, collateralized by U.S. Government Agency Securities, fair value $10,201,554.84)	10,000,000

Total Repurchase Agreements		77,125,342

Total Investments (Cost $332,272,389)(a)—100.9%		332,272,389
Liabilities in excess of other assets—(0.9)%		(3,096,969)

Net Assets—100.0%		$329,175,420

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. See notes to financial statements for details.

**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2004. The date presented reflects the next rate change date.

***	Effective yield at purchase.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Alternative Minimum Tax Paper (0.6%):
Texas (0.6%):
$250,000	Texas State Student Loan, GO, 5.75%, 8/1/08, Callable 8/1/04 @100*	$253,625

Total Alternative Minimum Tax Paper		253,625

Municipal Bonds (95.5%):
Alabama (3.8%):
475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	496,855
450,000	Huntsville Alabama Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*	480,357
500,000	Montgomery Educational Building Facilities Authority Revenue, Faulkner University Project, 4.95%, 10/1/14, Callable 10/1/08 @ 102*, Insured by: MBIA	559,785

		1,536,997

Alaska (1.4%):
500,000	Alaska State Housing Financial Corp., Series A, 6.10%, 12/1/06	557,300

Arizona (0.2%):
30,000	Maricopa County Arizona Community College District Building Revenue, 5.05%, 7/15/04, Insured by: MBIA	30,466
25,000	Phoenix Arizona Civic Import Corp., Revenue Bond, 4.85%, 7/1/07, Callable 7/01/04 @ 102*, Insured by: MBIA	25,807
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/01/08 @ 101*	15,628

		71,901

Arkansas (2.3%):
30,000	Fountain Hill School District Ark Ashley County, GO, 3.50%, 6/1/07, Insured by : State Aid	31,672
425,000	Jonesboro Arkansas City Water, Public Utility System, 2.50%, 11/15/05	434,758
455,000	Sheridan Arkansas School District Number 37, GO, 4.50%, 2/1/14, Callable 8/1/08 @ 100*, Insured by: AMBAC	475,020

		941,450

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
California (1.4%):
$500,000	Folsom, School Facilities Project, GO, Series B, 6.00%, 8/1/06, Callable 8/1/04 @ 102*, Insured by: FGIC	$520,805
15,000	Metropolitan Water District Southern California Waterworks, Revenue Bond, 5.00%, 7/1/18, Callable 01/01/08 @ 101*	16,266
15,000	San Bernardino County, Revenue Bond, Series A, 4.88%, 3/1/10, Callable 3/01/08 @ 101*, Insured by: FSA	16,528
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 09/02/09 @ 101*	26,938

		580,537

Florida (0.1%):
20,000	West Palm Beach Florida Utility System, Revenue Bond, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	20,515

Georgia (0.1%):
25,000	Coweta County Georgia Development Authority, Revenue Bond, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	27,155
20,000	Dalton-Whitfield County, Georgia Hospital Authority, Revenue Bond, 5.25%, 7/1/13, Callable 4/08/04 @ 102*, Insured by: MBIA	20,462

		47,617

Hawaii (1.4%):
500,000	Hawaii State Refunding, GO, 5.13%, 2/1/07, Insured by: FGIC—TCRS	549,650

Illinois (9.3%):
400,000	Chicago Park District Refunding, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	435,432
250,000	Chicago Project & Referendum, GO, Series B, 5.13%, 1/1/13, Callable 1/1/06 @ 102*, Insured by: FGIC	270,325
500,000	Chicago School Finance Authority Refunding, GO, Series A, 5.38%, 6/1/08, Callable 11/10/03 @ 102*, Insured by: FGIC	511,720

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Illinois, continued:
$500,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding, Commonwealth Edison Co., 5.70%, 1/15/09, Insured by: AMBAC	$576,215
250,000	Illinois Health Facilities Authority Revenue, Edward Hospital Obligated Group—A, 5.50%, 2/15/15	280,820
500,000	Illinois Health Facilities Authority Revenue, Methodist Medical Center, 5.13%, 11/15/18, Callable 11/15/08 @ 101*	538,370
500,000	Illinois Health Facilities Revenue, OSF Healthcare System, 5.75%, 11/15/07, Callable 11/15/03 @ 102*	511,320
5,000	Illinois State, GO, 5.70%, 4/1/11, Callable 4/1/04 @ 102*, Insured by: AMBAC	5,122
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	317,065
75,000	Kane County Illinois Public Building Community College Facilities Revenue, 2.50%, 12/1/04, Insured by: AMBAC	75,839
215,000	Kane County Illinois School District #129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	231,026
15,000	University Illinois Certificates, Certificate Participation, 4.25%, 10/1/09, Insured by: AMBAC	16,370

		3,769,624

Indiana (4.0%):
500,000	Blackford County School Building Revenue, First Mortgage, 5.10%, 1/15/16, Callable 7/15/06 @ 101*, Insured by: AMBAC	539,865
500,000	Indiana Transportation Finance Authority Highway, Revenue Bond, 3.40%, 6/1/10	522,050

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Indiana, continued:
$25,000	Lawrence Township Indiana School Building Corp., Revenue Bond, 5.90%, 1/15/17, Insured by: FSA	$25,724
500,000	South Bend Water Works Revenue, 4.75%, 1/1/12, Callable 1/1/06 @ 101*, Insured by: FSA	532,600

		1,620,239

Kansas (2.8%):
410,000	Neosho County Kansas School District #413, GO, 3.90%, 3/1/04, Insured by: FSA	410,015
225,000	Pottawatomie County Kansas University School District No. 320, 4.00%, 9/1/04	228,434
505,000	Shawnee County Kansas, 1.60%, 3/1/04	505,003

		1,143,452

Kentucky (0.8%):
5,000	Campbell & Kenton Counties, Revenue Bond, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,474
285,000	Northern Kentucky Water District Revenue, Series B, 3.50%, 2/1/07, Insured by: FSA	300,285

		305,759

Louisiana (1.3%):
10,000	Bossier City Louisiana, Revenue Bonds, 3.65%, 11/1/08, Insured by: AMBAC	10,693
25,000	Calcasieu Parish Louisiana, GO, 4.50%, 4/1/04, Insured by: AMBAC	25,075
500,000	Louisiana Public Facilities Authority, Louisiana Water Co. Project, 5.45%, 2/1/13, Callable 8/1/07 @ 100*, Insured by: AMBAC	508,975

		544,743

Maine (1.0%):
5,000	Maine Health & Educational Facilities Authority Revenue, Series D, 5.50%, 7/1/18, Callable 7/1/04 @ 102*, Insured by: FSA	5,160

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Maine, continued:
$380,000	Maine Municipal Bond Bank, Revenue Bond, 4.00%, 11/1/15, Callable 11/01/13 @ 100*	$390,340

		395,500

Massachusetts (0.0%):
5,000	Massachusetts State Water Reserve Authority, Revenue Bond, Series B, 4.00%, 12/1/18, Callable 12/01/05 @ 100*, Insured by: MBIA	5,011

Michigan (6.6%):
550,000	Detroit Sewer Disposal Revenue, Series A, 5.25%, 7/1/15, Callable 7/1/05 @ 101*, Insured by: MBIA	585,942
40,000	Kalamazoo Michigan, GO, 5.05%, 4/1/04	40,139
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	659,465
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	636,761
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	431,064
300,000	Taylor Michigan Tax Increment Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*, Insured by: FSA	320,013

		2,673,384

Minnesota (1.7%):
110,000	Burnsville Minnesota Independent School Dist #191, GO, Series A, 4.88%, 2/1/09, Callable 2/1/06 @ 100*, Insured by: Student Credit Program	116,623
10,000	Minneapolis & St. Paul Minneapolis Housing & Redevelopment Authority Health Care System, Revenue Bond, 4.75%, 11/15/18, Callable 04/08/04 @ 102*	10,154

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Minnesota, continued:
$500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/01/11 @ 100*, Insured by: FGIC	$559,860

		686,637

Mississippi (0.2%):
60,000	Mississippi Development Bank Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	68,945

Missouri (0.1%):
10,000	Missouri State Health & Educational Facilities Authority, Revenue Bond, 4.60%, 6/1/08, Callable 4/08/04 @ 102*, Insured by: Allied Irish Bank	10,217
5,000	St. Joseph Hospital Jackson County, Revenue Bond, 7.50%, 6/1/10, Callable 4/08/04 @ 100*, ETM	5,810
5,000	St. Louis Missouri Municipal Finance Corp Leasehold, Revenue Bond, 5.40%, 2/15/12, Callable 2/15/06 @ 102*	5,458
20,000	Stone County Missouri Reorganize School District #4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: St Aid Dir Dep	21,977
10,000	Wentzville Missouri School District #R04, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,727

		54,189

Nebraska (1.3%):
470,000	Omaha Public Power District Nebraska Electric Revenue, Series A, 3.25%, 2/1/10	487,489
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	21,005

		508,494

Nevada (1.3%):
500,000	Las Vegas Downtown Redevelopment Agency, Tax Increment Revenue Refunding, 5.40%, 6/1/07, Callable 6/1/05 @ 101*, Insured by: FSA	526,935

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
New Mexico (0.7%):
$235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	$248,787
20,000	Bernalillo County New Mexico Revenue, Series B, 4.60%, 4/1/04	20,062
15,000	Los Alamos County New Mexico Incorporated Utility Revenue, Series A, 6.00%, 7/1/15, Callable 7/1/04 @ 102*, Insured by: FSA	15,548

		284,397

New York (0.1%):
5,000	Farmingdale New York UN Free School District, GO, 5.00%, 8/1/06, Callable 8/1/04 @ 101, Insured by: FGIC	5,127
25,000	New York New York City Transport Authority, Revenue Bond, 5.40%, 1/1/18, Insured by: FSA	29,184
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28	5,633

		39,944

North Carolina (1.0%):
400,000	Wake County, GO, Series B, 4.00%, 2/1/16, Callable 2/1/13 @ 100*	410,884

North Dakota (0.1%):
35,000	West Fargo North Dakota, GO, 3.00%, 5/1/05, Insured by: MBIA	35,779

Oklahoma (11.0%):
150,000	Broken Arrow Oklahoma Municipal Authority Northeastern State University Project, 4.40%, 5/1/08, Callable 5/1/06 @ 100*, Insured by: AMBAC	157,401
200,000	Edmond Oklahoma Public Works Authority Utility, 5.60%, 7/1/19	227,674
765,000	Edmond Oklahoma Public Works Authority, Revenue Refunding, 5.00%, 7/1/15, Callable 7/1/08 @ 100*, Insured by: MBIA	835,662
30,000	Grand River Dam Authority Oklahoma, Revenue Bond, 4.00%, 6/1/04, Insured by: MBIA	30,235

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Oklahoma, continued:
$145,000	Grand River Dam Authority Oklahoma, Revenue Bond, 4.00%, 6/1/04, Insured by: FSA	$146,134
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA-CR	38,450
290,000	Grand River Dam Authority Revenue, 5.90%, 11/1/08, Callable 11/10/03 @ 101*, ETM	321,665
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	551,390
350,000	Oklahoma Development Finance Authority Lease Revenue, Master-Oklahoma State System Higher Education, 3.63%, 12/1/10	371,165
500,000	Oklahoma State Housing Finance Agency, Multifamily Housing Revenue, Series A4, 5.50%, 11/1/25, Callable 5/1/05 @ 100*, Mandatory Put 11/1/05, FNMA Collateral	523,020
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*	324,780
30,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/08/04 @ 100*, ETM	32,367
540,000	Tulsa Public Facilities Authority, Capital Improvement, Series 1988-B, 5.70%, 3/1/05, Callable 11/17/03 @ 101.5*	547,241
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12	353,840

		4,461,024

Oregon (0.0%):
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,406

Pennsylvania (4.3%):
10,000	Delaware County Pennsylvania Authority Health Care, Revenue Bond, 5.38%, 11/15/23, Callable 4/08/04 @ 102*, ETM	10,549

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Pennsylvania, continued:
$25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	$26,186
500,000	Harrisburg Recovery Facilities Revenue, Series A, 5.00%, 9/1/12, Callable 9/1/08 @ 101*, Insured by: FSA	569,105
250,000	Lackawanna County, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	272,225
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,905
250,000	New Hope Solebury Pennsylvania School District, GO, 4.00%, 8/15/08, Callable 2/15/06 @ 100*, Insured by: State Aid Withholding	258,790
500,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A-75, 0.93%**, 10/1/32	500,000
25,000	Pennsylvania State Higher Educational Facilities Authority, Revenue Bond, Series J, 5.20%, 6/15/07	25,320
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	26,024
5,000	Sayre Pennsylvania Health Care Facilities Authority Revenue, 6.38%, 7/1/22, Callable 4/8/04 @ 101*, Insured by: AMBAC	5,132

		1,719,236

South Carolina (2.1%):
250,000	Pickens County South Carolina School District, 2.25%, 3/1/06	254,735
75,000	Pickens County South Carolina School District, GO, Series A, 2.25%, 3/1/04, Insured by: FGIC	75,002
500,000	South Carolina Transportation Infrastructure Bank Revenue, Series A, 4.45%, 10/1/13, Callable 10/1/08 @ 101*	531,620

		861,357

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee (0.0%):
$15,000	Bedford County Tennessee, GO, 4.20%, 4/1/04, Insured by: FGIC	$15,030

Texas (21.9%):
555,000	Allen Texas, GO, 4.50%, 9/1/13, Callable 9/1/12 @ 100*, Insured by: AMBAC	602,052
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	54,021
300,000	Baytown Texas Water and Sewer, Revenue Bond, 1.90%, 2/1/06, Insured by: MBIA	303,204
60,000	Canyon Texas Independent School District, GO, 3.00%, 2/15/05, Insured by: PSF-GTD	61,134
525,000	Corpus Christi Texas Independent, 3.20%, 8/15/10, Insured by: PSF-GTD	541,989
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PST-GTD	525,945
10,000	De Soto Texas, GO, 3.00%, 2/15/05, Insured by: MBIA	10,189
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	173,790
100,000	Denton County Texas Utility Systems, Revenue Bond, 5.20%, 7/15/14, Callable 6/1/13 @ 100*, Insured by: FSA	101,481
250,000	Denton Texas Utility Systems Revenue Refunding, 3.75%, 12/1/13, Callable 6/1/13 @ 100*, Insured by: FSA	258,158
500,000	Houston Refunding & Public Improvement, GO, Series A, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	521,255
500,000	Hurst Euless Bedford Texas Independent School District, GO, 4.70%, 8/15/13, Callable 8/15/08 @ 100*, Insured by: PSF-GTD	527,760
500,000	Katy Independent School District, GO, Series A, 4.80%, 2/15/14, Callable 2/15/08 @ 100*	540,205

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	$226,014
40,000	Mckinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	42,170
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	43,501
10,000	Montgomery County Texas Municipal Utility District #46, GO, 3.00%, 3/1/09, Insured by: FGIC	10,310
295,000	Northside Texas Independent School District, GO, 2.00%, 2/15/06, Callable 2/15/04 @ 100*, Insured by: AMBAC	295,165
305,000	Northside Texas Independent School District, GO, 2.50%, 2/15/08, Callable 2/15/04 @ 100*, Insured by: AMBAC	305,119
550,000	Pflugerville, GO, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	576,829
350,000	Port Arthur Naval District Refunding, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	363,083
260,000	Port Houston Authority Texas Harris County, Series A, 3.75%, 10/1/11	274,417
500,000	San Antonio Texas Electric & Gas Revenue, 4.50%, 2/1/21, Callable 2/1/09 @ 100*	504,385
50,000	San Patricio Texas Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	54,263
100,000	Texas State Public Finance Authority Building Revenue, Series B, 4.80%, 2/1/16, Callable 2/01/09 @ 100*	104,773
500,000	Texas State, GO, 5.00%, 10/1/15, Callable 4/1/08 @ 100*	544,685
50,000	Texas State, GO, Series B, 6.50%, 8/1/05, Callable 4/08/04 @ 100*, ETM	52,404

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*	$418,336
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	381,833
400,000	Wichita Falls Texas Independent School, 4.30%, 2/1/11	421,144

		8,839,614

Utah (3.1%):
435,000	Utah State Housing Financial Agency, 5.10%, 7/1/18, Callable 1/1/10 @ 101.5*, Insured by: FHA/VA MTGS	458,064
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 1/1/10 @ 100.5*	281,720
500,000	Washington County Utah School District St. George, Series A, 4.50%, 3/1/15, Callable 3/1/12 @ 100*, Insured by: School Board Guarantee	532,510

		1,272,294

Virginia (1.3%):
500,000	Virginia State Housing Development Authority Commonwealth Mortgage, Revenue Bond, Series B-1, 3.90%, 1/1/15, Callable 1/1/12 @ 100*	507,760

Washington (7.5%):
400,000	Grays Harbor County Public Utility, Revenue Bond, 5.13%, 1/1/14, Callable 1/1/07 @ 100*, Insured by: AMBAC	433,692
300,000	Seattle Drain & Wastewater, Revenue Refunding & Improvement, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	329,688
500,000	Washington State Health Care Facilities, Revenue Bond, 5.13%, 12/1/12, Callable 12/1/07 @ 101*, Insured by: MBIA	553,960

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Washington, continued:
$350,000	Washington State Health Care Facilities, Revenue Bond, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	$396,946
550,000	Washington State Higher Education Facilities Authority, Revenue Refunding, Gonzaga University Project, 4.75%, 4/1/22, Callable 4/1/08 @ 100*	558,355
750,000	Washington State Public Improvement, GO, Series A, 4.50%, 7/1/23, Callable 7/1/08 @ 100*	752,309

		3,024,950

West Virginia (0.6%):
15,000	Ohio County West Virginia Building Commission, Revenue Bond, 7.00%, 10/1/10, Callable 10/1/04 @ 100*, ETM	17,479
200,000	West Virginia State Hospital Financial Authority, Revenue Bond, Series A, 3.50%, 6/1/10, Insured by: FSA	208,790

		226,269

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Wisconsin (0.7%):
$5,000	Madison Wisconsin Community Development Authority Revenue, 5.90%, 3/1/06	$5,244
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/01/11 @ 100*	279,893
5,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bond, 5.38%, 8/15/04, Insured by: FGIC	5,101

		290,238

Total Municipal Bonds		38,603,061

Investment Companies (3.6%):
1,450,594	Goldman Sachs Tax-Free Fund	1,450,594

Total Investment Companies		1,450,594

Total Investments (Cost $38,127,930) (a)—99.7%		40,307,280
Other assets in excess of liabilities—0.3%		122,099

Net Assets—100.0%		$40,429,379

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,188,259
Unrealized depreciation	(8,909)

Net unrealized appreciation	$2,179,350

Aggregate cost for federal income tax purposes is substantially the same.

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2004. The date presented reflects the final maturity date.

AMBAC—AMBAC Indemnity Corporation

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corporation

FGIC-TCRS—Financial Guaranty Insurance Corporation Transferable Custodial Receipts

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance

GO—General Obligation Bond

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

PST-GTD—Public School Trust Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (6.6%)(b):
2,671,647	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$2,621,235
2,250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	2,115,260
1,634,228	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	1,657,774
1,500,000	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,497,253
517,917	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 8/15/10	514,910
850,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 6/15/11	702,176
1,864,639	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,799,193
1,344,403	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	1,382,565
2,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,813,773
1,000,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	1,029,333
1,116,543	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	1,130,062

Total Asset Backed Securities		16,263,534

Collateralized Mortgage Obligations (55.7%):
35,042	ABN-AMRO Mortgage Corp., Series 2001-8, Class 5A2, 6.50%, 1/25/17	35,094
56,501	ABN-AMRO Mortgage Corp., Series 2002-3, Class A2, 6.00%, 4/25/17	57,063
77,766	ABN-AMRO Mortgage Corp., Series 2002-5, Class 2A, 6.50%, 7/25/17	78,775

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
2,569,365	Bank of America Mortgage Securities, Series 2002-2, Class 3A1, 6.00%, 3/25/17	$2,614,681
2,699,757	Bank of America Mortgage Securities, Series 2002-9, Class 1A7, 6.25%, 10/25/32	2,714,944
178,408	Chase Mortgage Finance Corp., Series 1999-S5, Class A5, 6.50%, 5/25/29	178,309
14,362	Chase Mortgage Finance Corp., Series 1998-S8, Class A2, 6.00%, 1/25/29	14,356
12,446	Citicorp Mortgage Securities, Inc., Series 1994-9, Class A8, 5.75%, 6/25/09	12,735
483,377	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	494,344
1,136,024	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 1A1, 5.75%, 12/25/32	1,153,328
388,048	Citicorp Mortgage Securities, Inc., Series 2002-8, Class 2A, 6.00%, 7/25/32	396,628
10,476	CMC Securities Corp. III, Series 1998-1, Class 2A, 6.50%, 4/25/13	10,514
303,422	Countrywide Alternative Loan Trust, Series 2002-2, Class A3, 5.00%, 4/25/32	304,453
537,228	Countrywide Home Loans, Series 2002-12, Class 3A1, 6.00%, 8/25/17	547,997
1,687,637	Countrywide Home Loans, Series 2002-19, Class 2A1, 5.50%, 11/25/17	1,710,152
299,577	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	311,369
957,618	Countrywide Home Loans, Series 2001-25, Class A12, 6.13%, 1/25/32	964,100
38,000	Countrywide Home Loans, Series 2001-13, Class A12, 6.20%, 2/25/32	38,296

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
1,500,000	Countrywide Home Loans, Series 2001-30, Class 3A4, 6.25%, 2/25/32	$1,540,541
4,507	Countrywide Home Loans, Series 2001-29, Class A7, 6.25%, 2/25/32	4,502
33,547	Countrywide Home Loans, Series 2002-12, Class 1A1, 5.25%, 8/25/32	33,547
393,668	Countrywide Home Loans, Series 2002-18, Class A10, 5.50%, 11/25/32	396,147
730,000	Countrywide Home Loans, Series 2002-27, Class A5, 5.50%, 12/25/32	738,232
2,946,941	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	3,019,693
700,000	Countrywide Home Loans, Series 2002-36, Class A16, 5.25%, 1/25/33	716,627
2,539,278	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	2,623,088
6,105,201	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	6,292,287
1,373,060	Countrywide Home Loans, Series 2002-25, Class 1A1, 6.00%, 11/25/32	1,390,348
1,021,469	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	1,048,944
172,283	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 2A4, 6.00%, 11/25/31	175,055
2,615,360	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-AR24, Class 3A, 6.22%, 12/25/31	2,702,812
382,595	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-19, Class 2A3, 6.02%, 6/25/32	388,179
176,356	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-18, Class 1A3, 6.32%, 6/25/32	178,157

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
2,419,663	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-19, Class 1A19, 6.50%, 7/25/32	$2,433,337
899,546	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-19, Class 1A5, 6.50%, 7/25/32	902,076
3,574	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-9 , Class 2A3, 6.58%, 3/25/32	3,574
7,172,183	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	7,351,238
3,174,613	Deutsche Mortgage Securities, Inc., Series 2002-1, Class A14, 6.00%, 10/25/13	3,191,536
94,083	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	97,818
75,000	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	80,158
504,806	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	531,354
2,191,185	Fannie Mae, Series 2003-16, Class JB, 5.00%, 3/25/18	2,191,984
4,515	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	4,865
624,728	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	662,999
32,076	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	34,077
45,707	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	48,178
11,309	Fannie Mae, Series 1992-82, Class E, 7.00%, 4/25/22	11,519
2,267	Fannie Mae, Series 1992-149, Class G, 7.00%, 6/25/22	2,269
159,902	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	164,853
21,139	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	21,779
18,820	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	20,405
494,108	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	502,828
299,167	Fannie Mae, Series 2001-6, Class AD, 5.75%, 11/25/28	300,799
221,083	Fannie Mae, Series 2001-34, Class A, 6.00%, 7/25/29	223,000

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
300,000	Fannie Mae, Series 2001-64, Class BT, 6.00%, 7/25/29	$302,382
200,000	Fannie Mae, Series 2001-68, Class B, 6.00%, 8/25/29	206,721
582,936	Fannie Mae, Series 2003-22, Class BA, 6.50%, 9/25/29	592,553
474,038	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	483,343
28,853	Fannie Mae, Series 1993-18, Class PJ, 6.50%, 12/25/07	29,720
67,221	Fannie Mae, Series 1993-69, Class PJ, 7.00%, 9/25/22	67,184
14,207	Fannie Mae, Series 1994-32, Class F, 3.66%, 3/25/09	14,388
93,114	Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27	94,748
34,154	Fannie Mae, Series 2001-53, Class TA, 5.75%, 2/25/30	34,372
128,161	Fannie Mae, Series 2001-71, Class QC, 6.00%, 9/25/14	128,906
1,032,443	Fannie Mae, Series 2001-80, Class PC, 5.25%, 9/25/23	1,039,770
21,596	Fannie Mae, Series 2002-24, Class AC, 6.00%, 9/25/13	21,604
44,893	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	46,207
115,798	Fannie Mae, Series 2002-42, Class AB, 5.50%, 1/25/16	117,924
22,793	Fannie Mae, Series 2002-65, Class HA, 5.00%, 1/25/12	22,809
80,000	Fannie Mae, Series 2002-74, Class TB, 5.00%, 1/25/12	82,095
73,005	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	74,687
45,644	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	48,076
1,092,180	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	1,125,303
1,000,000	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,039,164
120,244	First Nationwide Trust, Series 2000-1, Class IIA3, 8.00%, 10/25/30	120,165
7,685	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	7,686

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
37,000	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	$38,947
24,505	Freddie Mac, Series 1679, Class H, 6.00%, 11/15/08	24,718
86,789	Freddie Mac, Series 2473, Class HA, 5.50%, 12/15/12	87,345
1,008,750	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	1,033,309
442,262	Freddie Mac, Series 2463, Class VG, 5.75%, 3/15/13	444,235
4,997,705	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	5,201,244
230,737	Freddie Mac, Series 2522, Class PR, 5.25%, 12/15/17	230,479
39,558	Freddie Mac, Series 26, Class D, 6.50%, 10/25/18	39,580
325,981	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	341,953
34,061	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	34,100
7,414	Freddie Mac, Series 115, Class I, 7.00%, 2/15/21	7,423
15,719	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	15,738
76,195	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	78,651
55,414	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	56,056
1,862,772	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	1,915,118
41,279	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	43,138
7,346	Freddie Mac, Series 1384, Class C, 7.00%, 7/15/22	7,359
40,511	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	42,967
218,917	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	222,223
36,316	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	37,767
104,495	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	106,030
16,724	Freddie Mac, Series 1653, Class D, 6.75%, 1/15/24	16,805
156,193	Freddie Mac, Series 2439, Class LU, 5.50%, 6/15/25	157,043

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
106,773	Freddie Mac, Series 1995, Class PB, 6.50%, 9/20/25	$107,006
54,094	Freddie Mac, Series 2152, Class AC, 7.50%, 1/15/26	54,910
518,106	Freddie Mac, Series 2106, Class H, 6.00%, 3/15/26	519,546
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,256
1,240,526	Freddie Mac, Series 2455, Class GU, 6.00%, 3/15/28	1,240,310
684,819	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	701,728
318,992	Freddie Mac, Series 2347, Class PC, 6.50%, 5/15/30	325,209
40,703	Freddie Mac, Series 1228, Class M, 3.12%, 3/15/22	42,109
23,646	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	24,734
19,739	Freddie Mac, Series 1611, Class I, 6.00%, 2/15/23	20,082
94,026	Freddie Mac, Series 1702, Class TC, 6.50%, 11/15/22	94,370
13,086	Freddie Mac, Series 2115, Class G, 6.00%, 2/15/28	13,096
4,383	Freddie Mac, Series 2292, Class AB, 6.50%, 4/15/29	4,383
20,755	Freddie Mac, Series 2366, Class GA, 6.00%, 3/15/29	20,827
59,616	Freddie Mac, Series 2387, Class D, 5.50%, 12/15/26	59,686
1,607,607	Freddie Mac, Series 2396, Class PX, 6.00%, 6/15/27	1,623,932
474,436	Freddie Mac, Series 2457, Class PC, 6.50%, 3/15/28	475,831
30,077	Freddie Mac, Series 2474, Class EC, 5.50%, 1/15/28	30,071
2,978,711	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	3,025,071
30,247	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	31,082
2,719,735	Freddie Mac, Series 2527, Class LC, 5.00%, 12/15/28	2,751,072
1,422,800	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,465,551
2,000,000	Freddie Mac, Series 2550, Class PB, 5.00%, 2/15/17	2,043,924

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
67,668	Freddie Mac, Series 2567, Class PA, 5.50%, 8/15/10	$68,452
1,269,419	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	1,287,129
547,408	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	556,726
572,127	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	572,606
2,177,783	GMAC Mortgage Corporation Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	2,258,747
438,178	GMAC Mortgage Corporation Loan Trust, Series 2002-J1, Class A7, 6.50%, 3/25/32	443,224
2,066	Government National Mortgage Assoc., 7.25%, 2/15/05, Pool #5719	2,125
551	Government National Mortgage Assoc., 7.25%, 2/15/05, Pool #5504	567
510	Government National Mortgage Assoc., 7.25%, 3/15/05, Pool #6229	525
3,849	Government National Mortgage Assoc., 7.25%, 4/15/05, Pool #6423	3,960
3,722	Government National Mortgage Assoc., 8.00%, 5/15/05, Pool #5844	3,847
11,320	Government National Mortgage Assoc., 8.00%, 8/15/05, Pool #6711	11,701
7,902	Government National Mortgage Assoc., 7.25%, 11/15/05, Pool #8572	8,129
3,459	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9546	3,559
6,767	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9018	6,961
5,830	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #8958	6,020
2,121	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9024	2,182

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
949	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9399	$989
3,403	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9377	3,546
6,156	Government National Mortgage Assoc., 8.00%, 2/15/06, Pool #9208	6,458
13,006	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	13,644
4,571	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	4,795
8,072	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	8,469
7,607	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	7,980
9,872	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	10,356
23,078	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	24,211
8,133	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	8,642
9,856	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	10,474
36,388	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	38,666
3,585	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	3,810
12,126	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	12,885
20,551	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	21,838
5,944	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	6,317

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
7,533	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	$8,005
17,161	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	18,236
28,709	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	30,729
4,337	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	4,642
758	Government National Mortgage Assoc., 8.00%, 3/15/08, Pool #22438	811
154,594	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	164,532
2,932	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	3,118
4,426	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	4,782
2,251	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	2,405
3,668	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	3,889
21,488	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	23,518
3,244	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	3,459
124,548	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	127,839
220,357	Government National Mortgage Assoc., Series 2002-67, Class LA, 4.50%, 5/20/29	223,839
974,953	Government National Mortgage Assoc., Series 1998-18, Class PR, 6.50%, 3/20/27	985,273

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
92,283	Government National Mortgage Assoc., Series 2002-17, Class A, 6.00%, 8/20/25	$92,321
694,096	Government National Mortgage Assoc., Series 2003-1, Class GE, 4.50%, 3/20/29	703,147
400,000	Government National Mortgage Association, Series 2002-51, Class B, 6.00%, 5/20/32	406,961
3,897	Headlands Mortgage Securities, Inc., Series 1997-5, Class A1, 6.75%, 11/25/27	3,896
2,764,014	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	2,820,158
309,541	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	318,063
176,954	Norwest Asset Securities Corp., Series 1999-22, Class A1, 6.50%, 9/25/14	177,634
74,000	Norwest Asset Securities Corp., Series 1998-32, Class A3, 6.50%, 12/25/28	74,254
236,729	PNC Mortgage Securities Corp., Series 1996-2, Class A4, 6.60%, 2/25/11	236,440
39,980	PNC Mortgage Securities Corp., Series 1998-11, Class 2A1, 6.50%, 11/25/13	40,217
515,390	PNC Mortgage Securities Corp., Series 1999-6, Class 1A4, 6.75%, 7/25/29	524,158
726,909	PNC Mortgage Securities Corp., Series 1999-5, Class 2A3, 6.75%, 7/25/29	727,139
11,336	PNC Mortgage Securities Corp., Series 1998-12, Class 4A5, 6.48%, 1/25/29	11,374
17,599	PNC Mortgage Securities Corp., Series 2001-1, Class 3A3, 7.25%, 2/25/31	17,590
56,703	Prudential Home Mortgage Securities, Series 1992-29, Class A9, 8.00%, 10/25/22	57,146

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
49,236	Prudential Home Mortgage Securities, Series 1994-2, Class A8, 6.75%, 2/25/24	$49,236
3,000	Prudential Home Mortgage Securities, Series 1995-5, Class A5, 7.55%, 9/25/25	2,999
38,825	Residential Accredit Loans, Inc., Series 1998-QS16, Class A1, 6.50%, 11/25/13	39,946
23,897	Residential Accredit Loans, Inc., Series 1997-QS1, Class A11, 7.50%, 2/25/27	23,886
100,616	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	100,567
1,746,974	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	1,727,684
7,364,761	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	7,511,331
2,212,654	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	2,324,645
759,362	Residential Asset Securitization Trust, Series 2003-A4, Class A5, 6.00%, 5/25/33	762,209
303,868	Residential Funding Mortgage Securities I, Series 1999-S6, Class A1, 6.25%, 2/25/14	303,465
87,132	Residential Funding Mortgage Securities I, Series 1999-S25, Class A1, 6.75%, 12/25/14	87,132
322,767	Residential Funding Mortgage Securities I, Series 2002-S6, Class A5, 6.00%, 4/25/17	327,347
63,659	Residential Funding Mortgage Securities I, Series 2001-S4, Class A1, 7.25%, 2/25/31	63,641
17,020	Residential Funding Mortgage Securities I, Inc., Series 1999-S15, Class A2, 6.50%, 6/25/14	16,997
7,148,778	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	7,439,021

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
1,000,000	Securitized Asset Sales, Inc., Series 1994-5, Class A7, 7.00%, 7/25/24	$999,585
1,180,413	Structured Asset Securities Corporation, Series 2002-3, Class 1A9, 5.50%, 3/25/32	1,213,815
2,404,317	Structured Asset Securities Corporation, Series 2002-19, Class A1, 4.20%, 10/25/32	2,419,382
127,444	Structured Asset Securities Corporation, Series 2002-8A, Class 6A, 7.03%, 5/25/32	135,207
8,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	8,450
28,000	Structured Mortgage Asset Residential Trust, Series 2000-4, Class 2A5, 7.25%, 11/25/30	27,986
4,000,000	Washington Mutual Mortgage Securities, Series 2002-S6, Class A20, 6.25%, 10/25/32	4,136,263
5,544	Washington Mutual Mortgage Securities, Series 2002-AR4, Class A1, 5.56%, 4/26/32	5,653
11,667	Washington Mutual Mortgage Securities, Series 2002-AR5, Class A3, 4.70%, 6/25/32	11,774
1,408,408	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	1,441,466
1,415,469	Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2001-MS14, Class 2A1, 6.00%, 12/25/31	1,435,733
3,500,000	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	3,660,243
2,910,883	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	2,970,604
641,859	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	653,309
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	1,047,223

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
45,000	Wells Fargo Mortgage Backed Securities, Series 2002-8, Class 2A4, 6.00%, 5/25/17	$45,724

Total Collateralized Mortgage Obligations		136,455,402

Corporate Bonds (6.4%):
Aerospace & Defense (0.6%):
1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,355,873

Banking (0.7%):
1,000,000	J.P. Morgan Chase & Co., 6.25%, 1/15/06	1,078,179
500,000	J.P. Morgan Chase & Co., 6.50%, 1/15/09	564,606
50,000	Mellon Financial Co., 6.00%, 3/1/04	50,006

		1,692,791

Brokerage Services (0.3%):
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	737,951
75,000	Salomon Smith Barney Holdings, 6.25%, 1/15/05	78,247

		816,198

Electric Integrated (0.1%):
250,000	Entergy Louisiana, Inc., 6.50%, 3/1/08, Callable 3/1/04 @ 101.551*	254,375

Finance—Consumer Loans (0.5%):
1,030,000	Household Finance Corp., 5.50%, 3/15/05	1,062,876
140,000	Household Finance Corp., 5.00%, 5/15/05	144,326
120,000	Household Finance Corp., 5.15%, 9/15/05	124,887

		1,332,089

Financial—Leasing Company (1.8%):
570,000	International Lease Finance Corp., 4.75%, 1/18/05	585,299
500,000	International Lease Finance Corp., 5.70%, 7/3/06	536,168
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,219,348

		4,340,815

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services (2.1%):
66,000	Commercial Credit Co., 6.125%, 12/1/05	$70,752
2,000,000	General Electric Capital Corp., 2.85%, 1/30/06	2,031,719
1,300,000	Household Finance Corp., 5.75%, 1/30/07	1,412,578
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,075,144
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000

		5,090,193

Telecommunications (0.3%):
750,000	GTE Southwest, Inc., 6.00%, 1/15/06	803,468
15,000	SBC Community Capital Corp., 7.14%, 9/10/04	15,455

		818,923

Total Corporate Bonds		15,701,257

Taxable Municipal Bonds (1.0%):
2,500,000	St. Louis Missouri Airport Revenue Refunding, 2.05%, 7/1/05	2,509,375

Total Taxable Municipal Bonds		2,509,375

U.S. Government Agencies (17.3%):
Fannie Mae (5.8%):
5,000,000	0.99%, ***, 6/1/04	4,987,500
5,000,000	2.60%, 11/28/05, Callable 5/28/04 @ 100*	5,009,805
2,275,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	2,295,828
2,000,000	5.25%, 4/8/13, Callable 4/8/04 @ 100*	2,006,576

		14,299,709

Federal Farm Credit Bank (1.4%):
2,300,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	2,323,499
1,145,000	15.25%, 10/9/12, Callable 10/9/03 @ 100*	1,145,112

		3,468,611

Shares or Principal Amount	Security Description	Value

U.S. Government Agencies, continued:
Federal Home Loan Bank (2.9%):
4,500,000	2.00%, 6/3/05, Callable 6/3/04 @ 100*	$4,508,414
210,000	2.65%, 5/26/06, Callable 5/26/04 @ 100*	210,681
2,500,000	3.02%, 12/18/06, Callable 3/18/04 @ 100*	2,501,743

		7,220,838

Freddie Mac (7.2%):
6,000,000	2.625%, 5/19/06, Callable 11/19/04 @ 100*	6,039,114
500,000	3.05%, 1/19/07, Callable 1/19/05 @ 100*	506,901
3,550,000	3.20%, 5/21/08, Callable 5/21/04 @ 100*	3,562,120
3,250,000	2.10%, 12/8/08, Callable 12/8/04 @ 100*	3,272,051
2,000,000	4.375%, 2/4/10, Callable 2/4/05 @ 100*	2,023,814
1,000,000	4.125%, 5/12/10, Callable 5/12/05 @ 100*	1,013,750
1,000,000	14.50%, 12/16/10, Callable 12/16/05 @ 100*	1,015,579

		17,433,329

Total U.S. Government Agencies		42,422,487

U.S. Treasury Bonds (0.2%):
500,000	5.50%, 8/15/28	539,141

Total U.S. Treasury Bonds		539,141

U.S. Treasury Notes (7.0%):
1,600,000	3.63%, 3/31/04	1,603,431
10,000,000	1.63%, 4/30/05	10,049,999
5,500,000	1.50%, 7/31/05	5,513,965

Total U.S. Treasury Notes		17,167,395

Investments in Affiliates (5.1%):
Investment Companies (5.1%):
12,491,710	American Performance Institutional Cash Management Fund	12,491,710

Total Investments in Affiliates		12,491,710

Total Investments (Cost $240,905,700)(a)—99.3%		243,550,301
Other assets in excess of liabilities—0.7%		1,824,765

Net Assets—100.0%		$245,375,066

Continued

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,013,541
Unrealized depreciation	(368,940)

Net unrealized appreciation	$2,644,601

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Illiquid Security.

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

**	Variable Rate Investments. The rate presented on the Schedule of Portfolio investments is the rate in effect at February 29, 2004. The date presented reflects the final maturity date.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.3%)(b):
874,357	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$857,858
250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	235,029
817,114	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	828,887
750,000	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	748,626
453,177	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 8/15/10	450,546
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 6/15/11	413,045
1,305,248	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,259,436
701,959	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	721,885
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	906,887
700,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	720,533
837,408	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	847,546

Total Asset Backed Securities		7,990,278

Collateralized Mortgage Obligations (43.3%):
353,390	Banc of America Funding Corp., Series 2000-1, Class 1A12, 6.75%, 11/20/32	359,484
483,377	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	494,344
349,546	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 1A1, 5.75%, 12/25/32	354,870
25,000	Citicorp Mortgage Securities, Inc., Series 2002-7, Class 1A8, 6.50%, 6/25/32	25,110

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
901,391	Countrywide Alternative Loan Trust, Series 2001-6, Class 2A1, 7.00%, 7/25/31	$906,296
89,000	Countrywide Home Loans, Series 2001-9, Class A3, 6.50%, 10/25/31	89,534
1,984,190	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	2,044,994
1,021,469	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	1,048,944
97,270	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	99,011
81,762	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 2A4, 6.00%, 11/25/31	83,077
34,323	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 3A1, 7.50%, 11/25/31	34,674
88,178	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-18, Class 1A3, 6.32%, 6/25/32	89,079
150,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 3A3, 6.00%, 1/25/33	157,310
882,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	916,682
1,892,397	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	1,939,641
7,527	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	7,825
6,375	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	7,037
55,750	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	59,599
20,835	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	23,066
11,491	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	12,879
45,397	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	49,953
44,757	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	49,290

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
8,993	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	$9,922
80,494	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	87,749
21,423	Fannie Mae, Series 1992-45, Class F, 3.56%, 4/25/22	22,084
273,170	Fannie Mae, 4.34%, 11/1/22, Pool #189916	280,636
30,134	Fannie Mae, Series 1993-60, Class D, 7.00%, 11/25/22	30,681
110,728	Fannie Mae, 4.88%, 7/1/23, Pool #224951	115,325
1,446	Fannie Mae, Series G94-8, Class J, 7.75%, 7/17/23	1,446
199,288	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	208,831
14,198	Fannie Mae, Series 1993-154, Class K, 6.00%, 8/25/08	14,262
94,369	Fannie Mae, Series 1994-30, Class H, 6.25%, 11/25/22	95,512
311,480	Fannie Mae, Series 2001-51, Class BH, 6.00%, 8/25/29	314,077
485	Fannie Mae, Series 2001-17, Class LE, 6.50%, 6/25/29	485
187,355	Fannie Mae, Series 2001-4, Class D, 6.50%, 4/25/28	190,248
10,870	Fannie Mae, Series 2002-1, Class HE, 6.00%, 7/25/20	10,989
49,765	Fannie Mae, Series 2002-20, Class BA, 6.00%, 12/25/28	49,925
774	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	797
440,560	Fannie Mae, Series 2002-3, Class OD, 6.00%, 12/25/14	446,643
250,000	Fannie Mae, Series 2002-61, Class PC, 5.00%, 9/25/12	251,363
500,000	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	513,543
59,081	Fannie Mae, Series 2003-1, Class QA, 5.00%, 11/25/05	59,165
109,218	First Horizon Asset Securities, Inc., Series 2002-6, Class 2A1, 5.75%, 10/25/17	112,530
63,320	First Nationwide Trust, Series 2001-2, Class 3A1, 7.00%, 6/25/31	63,419

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
15,500	First Union Residential Securitization Trust, Series 1998-A, Class SA4, 7.00%, 4/25/25	$15,537
31,509	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	31,675
115,368	Freddie Mac, Series 2522, Class PR, 5.25%, 12/15/17	115,240
271,650	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	272,843
31,395	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	31,394
23,109	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	23,147
32,819	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	32,816
31,921	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	31,850
50,466	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	52,964
88,103	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	92,968
127,137	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	135,384
305,791	Freddie Mac, Series 24, Class K, 6.25%, 9/25/22	310,804
94,930	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	100,318
218,917	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	222,223
32,816	Freddie Mac, Series 1552, Class HB, 6.50%, 11/15/22	33,160
161,421	Freddie Mac, Series 2377, Class EC, 5.50%, 8/15/26	161,936
75,459	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	80,852
723,023	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	730,763
9,429	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	9,662
150,000	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	153,186
18,532	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,831
4,113	Freddie Mac, Series 1969, Class PE, 7.50%, 12/15/26	4,113
137,741	Freddie Mac, Series 2063, Class PL, 6.25%, 4/15/12	138,616

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
71,164	Freddie Mac, Series 2118, Class QD, 6.50%, 10/15/27	$72,483
96,521	Freddie Mac, Series 2288, Class VA, 6.50%, 11/15/11	97,415
20,101	Freddie Mac, Series 2332, Class LG, 6.50%, 11/15/29	20,143
318,843	Freddie Mac, Series 2346, Class PD, 6.50%, 12/15/14	321,551
188,629	Freddie Mac, Series 2388, Class BE, 6.50%, 7/15/30	192,076
316,894	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	325,713
8,041	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	8,521
72,827	Freddie Mac, Series 2448, Class D, 5.50%, 5/15/12	73,320
104,345	Freddie Mac, Series 2448, Class TR, 6.00%, 6/15/26	104,651
1,209,812	Freddie Mac, Series 2457, Class PC, 6.50%, 3/15/28	1,213,368
74,486	Freddie Mac, Series 2470, Class AE, 8.50%, 3/15/28	75,169
737,968	Freddie Mac, Series 2487, Class D, 5.50%, 7/15/30	751,312
438,612	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	449,068
1,927,704	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	1,954,576
632,356	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	651,356
923,490	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	937,508
634,709	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	643,565
547,408	Freddie Mac, Series 2573, Class GJ, 5.00%, 1/15/13	556,726
245,436	Freddie Mac, Series 2574, Class GE, 5.00%, 2/15/18	245,903
131	Government National Mortgage Assoc., 9.00%, 12/15/04	134
4,056	Government National Mortgage Assoc., 9.00%, 3/15/06	4,337
18,567	Government National Mortgage Assoc., 9.00%, 12/15/06	19,853
36,451	Government National Mortgage Assoc., 7.50%, 6/15/07	38,833

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
218,897	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	$232,661
441,696	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	470,092
1,937	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	2,186
19,395	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	21,379
27,663	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	30,453
34,973	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	38,448
12,013	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	13,091
2,775	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	3,016
151,085	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	161,520
5,623	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	6,112
21,911	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	23,819
93,400	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	101,529
143,497	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	157,048
147,849	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	161,810
38,906	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	41,805

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
17,567	Government National Mortgage Assoc., Series 1997-16, Class PI, 6.50%, 11/20/26	$17,673
2,474	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	2,635
31,381	Government National Mortgage Assoc., Series 1999-7, Class D, 6.25%, 8/16/27	31,539
54,584	Government National Mortgage Assoc., Series 1999-18, Class C, 6.25%, 8/16/27	54,761
498,191	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	511,357
36,868	Government National Mortgage Assoc., Series 2001-7, Class NA, 6.50%, 1/20/29	36,907
1,379,920	Master Asset Securitization Trust, Series 2002-6, Class 3A3, 6.25%, 10/25/32	1,413,549
1,329,266	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	1,338,581
45,259	Paine Webber Mortgage Acceptance Corp., Series 1994-5A, Class A5, 8.13%, 7/25/24	45,232
58,214	PNC Mortgage Securities Corp., Series 1999-9, Class 3A3, 7.25%, 10/25/29	58,185
679,314	PNC Mortgage Securities Corp., Series 2000-8, 2A1, 7.25%, 11/25/15	684,300
22,760	Prudential Home Mortgage Securities, Series 1993-9, A11, 7.50%, 3/25/08	23,597
15,119	Prudential Home Mortgage Securities, Series 1992-32, A9, 7.45%, 10/25/22	15,112
194,927	Prudential Home Mortgage Securities, Series 1992-33, Class A8, 7.50%, 11/25/22	199,056
306,294	Prudential Home Mortgage Securities, Series 1992-43, Class A6, 7.50%, 1/25/23	306,155
4,779	Residential Accredit Loans, Inc., Series 1997-QS1, Class A11, 7.50%, 2/25/27	4,777

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
223,990	Residential Accredit Loans, Inc., Series 1997-QS9, Class A8, 7.25%, 9/25/27	$223,881
1,720,953	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,808,057
759,362	Residential Asset Securitization Trust, Series 2003-A4, Class A5, 6.00%, 5/25/33	762,209
101,292	Residential Funding Mortgage Securities I, Series 1999-S17, Class A1, 6.50%, 7/25/14	101,487
38,285	Residential Funding Mortgage Securities I, Series 1999-S25, Class A1, 6.75%, 12/25/14	38,285
809,170	Residential Funding Mortgage Securities I, Series 1993-S47, Class A5, 6.50%, 12/25/23	829,658
48,000	Residential Funding Mortgage Securities I, Series 1999-S12, Class A5, 6.65%, 5/25/29	47,973
58,354	Residential Funding Mortgage Securities I, Series 2001-S4, Class A1, 7.25%, 2/25/31	58,337
378,001	Residential Funding Mortgage Securities I, Series 2001-S21, Class A3, 6.50%, 9/25/16	377,540
2,411,055	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	2,508,946
85,653	Structured Asset Securities Corporation, Series 1997-2, Class 2A4, 7.25%, 3/28/30	86,699
983,677	Structured Asset Securities Corporation, Series 2002-3, Class 1A9, 5.50%, 3/25/32	1,011,512
437,149	Structured Asset Securities Corporation, Series 2002-19, Class A1, 4.20%, 10/25/32	439,888
4,000	Structured Mortgage Asset Residential Trust, Series 1992-8, Class G, 7.55%, 9/25/23	4,184
250,000	Washington Mutual MSC Mortgage, Series 2001-MS10, Class 4A2, 6.75%, 9/25/31	252,211
1,500,000	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	1,568,676

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
1,247,521	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	$1,273,116
334,738	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	345,918
641,859	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	653,309

Total Collateralized Mortgage Obligations		41,891,465

Corporate Bonds (10.4%):
Banking (0.4%):
400,000	J.P. Morgan Chase & Co., 6.25%, 1/15/06	431,272

Brokerage Services (1.0%):
30,000	Bear Stearns Co., Inc., 7.00%, 7/27/16	30,438
20,000	Bear Stearns Co., Inc., 7.00%, 8/17/16	20,320
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	210,843
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	255,309
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	414,276

		931,186

Electric Integrated (0.0%):
19,000	Georgia Power Company, 6.70%, 3/1/11	19,000

Financial—Leasing Company (1.7%):
500,000	International Lease Finance Corp., 5.70%, 7/3/06	536,168
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,073,116

		1,609,284

Financial Services (7.2%):
2,550,000	General Electric Capital Corp., 6.00%, 6/15/12	2,816,342
1,000,000	General Motors Acceptance Corp., 6.63%, 10/15/05	1,064,117
45,000	Household Finance Corp., 5.20%, 3/15/05	46,292
200,000	Household Finance Corp., 5.75%, 1/30/07	217,320

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
50,000	Household Finance Corp., 6.80%, 5/15/11	$54,087
75,000	Household Finance Corp., 6.60%, 6/15/11	80,292
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	351,953
500,000	Household Finance Corp., 7.70%, 7/15/22	537,572
300,000	Household Finance Corp., 7.40%, 8/15/22	317,327
500,000	I-Preferred Term Securities, 3.28%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
500,000	Preferred Term Securities XI, 2.77%**, 9/24/33, Callable 9/24/08 @ 100*	500,000

		6,985,302

Telecommunications (0.1%):
50,000	Qwest Corp., 6.88%, 9/15/33	50,744

Total Corporate Bonds		10,026,788

Taxable Municipal Bonds (4.1%):
California (0.6%):
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	541,875

Georgia (1.2%):
1,000,000	Atlanta & Fulton County Downtown Arena Project Revenue Bond, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,125,000

Louisiana (2.1%):
1,000,000	Orleans Parish School Board Refunding Bonds, Revenue Bond, 6.50%, 2/1/06, Insured by: FGIC	1,076,250
1,000,000	Orleans Parish School Board Refunding Bonds, Series A, Revenue Bond, 6.45%, 2/1/05, Insured by: FGIC	1,042,190

		2,118,440

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Wisconsin (0.2%):
180,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	$201,150

Total Taxable Municipal Bonds		3,986,465

U.S. Government Agencies (16.2%):
Fannie Mae (5.8%):
2,550,000	2.60%, 11/28/05, Callable 5/28/04 @ 100*	2,555,001
1,000,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	1,009,155
2,000,000	5.25%, 4/8/13, Callable 4/8/04 @ 100*	2,006,576

		5,570,732

Federal Farm Credit Bank (1.0%):
1,000,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	1,010,217

Federal Home Loan Bank (3.3%):
700,000	3.02%, 12/18/06, Callable 3/18/04 @ 100*	700,488
2,500,000	3.50%, 6/19/09	2,485,962

		3,186,450

Freddie Mac (6.1%):
2,550,000	2.625%, 5/19/06, Callable 11/19/04 @ 100*	2,566,624
500,000	3.05%, 1/19/07, Callable 1/19/05 @ 100*	506,901
1,500,000	2.10%, 12/8/08, Callable 12/8/04 @ 100*	1,510,178
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	512,143

Shares or Principal Amount	Security Description	Value

U.S. Government Agencies, continued:
Freddie Mac, continued:
10,000	6.375%, 8/1/11, Callable 8/1/06 @ 100*	$10,761
750,000	5.13%, 11/7/13, Callable 11/07/05@ 100*	761,852

		5,868,459

Total U.S. Government Agencies		15,635,858

U.S. Treasury Bonds (1.7%):
1,500,000	5.50%, 8/15/28	1,617,422

Total U.S. Treasury Bonds		1,617,422

U.S. Treasury Notes (13.3%):
State Code Not Specified (13.3%):
5,500,000	3.63%, 3/31/04	5,511,792
500,000	2.25%, 7/31/04	502,598
1,250,000	6.75%, 5/15/05	1,332,324
2,800,000	3.50%, 11/15/06	2,909,922
2,000,000	3.25%, 8/15/08	2,040,782
500,000	4.25%, 8/15/13	512,500

		12,809,918

Total U.S. Treasury Notes		12,809,918

Investments in Affiliates (1.8%):
Investment Companies (1.8%):
1,765,161	American Performance Institutional Cash Management Fund	1,765,161

Total Investments in Affiliates		1,765,161

Total Investments (Cost $93,935,176)(a)—99.1%		95,723,355
Other assets in excess of liabilities—0.9%		886,460

Net Assets—100.0%		$96,609,815

Continued

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,928,063
Unrealized depreciation	(139,884)

Net unrealized appreciation	$1,788,179

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Illiquid Security.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29,2004. The date presented reflects the final maturity date.

AMBAC—AMBAC Indemnity Corporation

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

GO—General Obligations Bond

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (9.8%)(b):
874,357	ACLC Business Loan Receivables Trust, Series 1998-1, Class A1I, 6.44%, 9/15/19	$857,858
250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	235,029
204,278	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	207,222
700,000	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	698,718
453,177	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 8/15/10	450,546
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 6/15/11	206,522
932,320	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	899,597
456,274	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	469,225
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	453,443
500,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	514,667
502,445	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	508,528

Total Asset Backed Securities		5,501,355

Collateralized Mortgage Obligations (26.9%):
144,075	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	147,141
191,493	Chase Mortgage Finance Corp., Series 1998-S8, Class A2, 6.00%, 1/25/29	191,415
805,629	Citicorp Mortgage Securities, Inc., Series 2002-6, Class 2A1, 6.00%, 5/25/32	823,906
129,510	Countrywide Home Loans, Series 2002-12, Class 3A1, 6.00%, 8/25/17	132,106

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
70,881	Countrywide Home Loans, Series 2002-19, Class 2A1, 5.50%, 11/25/17	$71,826
88,000	Countrywide Home Loans, Series 2001-9, Class A3, 6.50%, 10/25/31	88,528
319,206	Countrywide Home Loans, Series 2001-25, Class A12, 6.13%, 1/25/32	321,367
213,883	Countrywide Home Loans, Series 2002-6, Class A5, 6.50%, 7/25/32	214,700
194,541	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	198,022
73,027	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-26, Class 3A1, 7.50%, 11/25/31	73,775
863,495	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 1A3, 6.53%, 5/25/32	878,885
232,745	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-19, Class 2A3, 6.02%, 6/25/32	236,142
882,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	916,682
181,160	Fannie Mae, Series 2002-12, Class PD, 6.00%, 10/25/14	183,632
250,780	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	277,013
203,000	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	220,049
40,000	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	42,954
62,032	Fannie Mae, Series 2001-47, Class B, 6.00%, 12/25/29	62,965
189,000	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	194,027
90,278	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	93,039
18,422	Freddie Mac, 6.00%, 5/15/11	18,421
271,650	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	272,843
231	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	235

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
5,046	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	$5,233
65,616	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	69,238
62,191	Freddie Mac, Series 1541, Class H, 7.00%, 10/15/22	62,729
437,834	Freddie Mac, Series 1543, Class PJ, 7.00%, 10/15/22	444,446
35,058	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	37,594
246,994	Freddie Mac, Series 2151, Class JE, 6.00%, 1/15/27	247,842
61,676	Freddie Mac, Series 2113, Class MU, 6.50%, 8/15/27	62,472
813,130	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	876,619
426,819	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	431,388
480,000	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	497,635
59,592	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	61,163
185,322	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	198,314
331,272	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	352,569
5,396	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	6,109
55,711	Government National Mortgage Assoc., 9.00%, 10/15/20, Pool #289412	62,261
46,226	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	51,637
76,896	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	82,452
127,931	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	138,382
9,338	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	10,077

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
164,260	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	$179,771
2,987	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	3,269
21,737	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	23,167
115,303	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	122,833
58,971	Government National Mortgage Assoc., Series 1999-17, Class GA, 6.50%, 7/20/27	59,070
542,363	Government National Mortgage Assoc., Series 1999-7, Class D, 6.25%, 8/16/27	545,106
124,548	Government National Mortgage Assoc., Series 1998-1, Class PD, 6.25%, 8/20/27	127,839
246,149	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	262,457
652,038	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	655,799
886,177	Nationsbanc Montgomery Funding Corp., Series 1998-3, Class A10, 6.50%, 7/25/28	892,388
70,782	Norwest Asset Securities Corp., Series 1999-22, Class A1, 6.50%, 9/25/14	71,054
11,390	Prudential Home Mortgage Securities, Series 1992-32, A9, 7.45%, 10/25/22	11,384
89,251	Prudential Home Mortgage Securities, Series 1992-33, Class A8, 7.50%, 11/25/22	91,142
12,005	Prudential Home Mortgage Securities, Series 1993-22, Class A13, 7.00%, 7/25/23	12,000
1,065,352	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,119,273

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
41,063	Residential Funding Mortgage Securities I, Series 1999-S6, Class A1, 6.25%, 2/25/14	$41,009
40,420	Residential Funding Mortgage Securities I, Series 1996-S10, Class A6, 7.50%, 5/25/26	40,402
61,006	Residential Funding Mortgage Securities I, Series 2001-S4, Class A1, 7.25%, 2/25/31	60,989
83,000	Structured Asset Securities Corp., Series 2001-5, Class A4, 6.75%, 4/25/31	83,888
392,395	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	414,094
1,000	Structured Mortgage Asset Residential Trust, Series 1993-6B, Class G, 7.05%, 7/25/24	1,031
153,219	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	158,504
50,000	Washington Mutual MSC Mortgage, Series 2003-MS3, Class 1A9, 5.50%, 3/25/33	52,487
50,000	Wells Fargo Mortgage Backed Securities Trust, Series 2002-19, Class 2A4, 5.50%, 11/25/32	51,786
334,738	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	345,918
250,000	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	261,806

Total Collateralized Mortgage Obligations		15,046,299

Corporate Bonds (20.6%):
Aerospace & Defense (2.0%):
1,000,000	Boeing Capital Corp., 6.50%, 2/15/12	1,123,188

Banking (1.1%):
50,000	Bank of America Corp., 6.80%, 5/15/16	50,365
100,000	Bank of America Corp., 6.25%, 11/15/16	101,765
381,000	J.P. Morgan Chase & Co., 7.00%, 11/15/09	445,851

		597,981

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Brokerage Services (2.7%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	$210,843
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	510,619
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	794,500

		1,515,962

Electric Integrated (0.7%):
5,000	Entergy Louisiana, Inc., 6.50%, 3/1/08, Callable 3/1/04 @ 101.551*	5,088
50,000	Pacific Gas & Electric Company, 8.25%, 11/1/22, Callable 12/1/04 @ 102.51*	51,566
30,000	Pacific Gas & Electric Company, 8.375%, 5/1/25, Callable 6/1/04 @ 102.12*	30,847
50,000	Pacific Gas & Electric Company, 7.25%, 3/1/26, Callable 6/1/04 @ 101.86*	51,149
10,000	Pacific Gas & Electric Company, 7.25%, 3/1/26, Callable 6/1/04 @ 101.86*	10,230
10,000	Public Service Electric & Gas, 7.00%, 9/1/24, Callable 9/1/04 @ 102.47*	10,298
50,000	Public Service Electric & Gas, 7.00%, 9/1/24, Callable 9/1/04 @ 102.47*	51,492
45,000	Soyland Power Cooperative, Inc., 8.67%, 9/15/18, Callable 9/15/04 @ 103.90*	46,953
115,000	Texas Utilities-MBIA, 7.63%, 7/1/25, Callable 7/1/04 @ 102.42*	118,400

		376,023

Financial Services (11.6%):
500,000	General Electric Capital Corp., 7.50%, 6/15/09	595,266
1,390,000	General Electric Capital Corp., 6.00%, 6/15/12	1,535,182
545,000	General Electric Capital Corp., 5.45%, 1/15/13	579,770
250,000	Household Finance Corp., 5.75%, 1/30/07	271,650

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
74,000	Household Finance Corp., 7.00%, 6/15/12	$74,774
175,000	Household Finance Corp., 7.50%, 2/15/17	180,885
158,000	Household Finance Corp., 7.50%, 2/15/17	163,313
50,000	Household Finance Corp., 7.15%, 5/15/17	51,483
45,000	Household Finance Corp., 7.25%, 6/15/17	46,520
135,000	Household Finance Corp., 7.63%, 10/15/17	141,670
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,327
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @ 100*	13,890
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @ 100*	21,023
281,000	Household Finance Corp., 7.40%, 8/15/22	297,229
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @ 100*	254,586
150,000	Household Financial Corp., 6.50%, 11/15/08	168,797
100,000	Household Financial Corp., 7.40%, 2/15/17	103,217
500,000	I-Preferred Term Securities, 3.28%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
1,000,000	Preferred Term Securities IX, 2.97%**, 4/3/33, Callable 4/3/08 @ 100*	999,999
500,000	Preferred Term Securities XI, 2.77%**, 9/24/33, Callable 9/24/08 @ 100*	500,000

		6,504,581

Telecommunications (2.5%):
1,000,000	Alltel Corp., 7.00%, 3/15/16	1,165,946
110,000	Qwest Corp., 6.88%, 9/15/33	111,637

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Telecommunications, continued:
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/04 @ 101.85*	$127,875

		1,405,458

Total Corporate Bonds		11,523,193

Taxable Municipal Bonds (7.8%):
California (0.8%):
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	433,500

Colorado (2.4%):
1,195,000	Boulder County Revenue Bond, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,390,681

Georgia (2.0%):
1,000,000	Atlanta & Fulton County Downtown Arena Project Revenue Bond, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,125,000

Illinois (0.3%):
150,000	Springfield Tax Allocation, 7.50%, 2/1/12, Callable 2/1/05 @ 100*, Insured by: AMBAC	154,277

Missouri (1.9%):
905,000	St. Louis, Municipal Finance Corp., Firemens’ Retirement System, Revenue Bond, 6.55%, 8/1/09, Insured by: MBIA	1,041,881

Wisconsin (0.4%):
180,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	201,150

Total Taxable Municipal Bonds		4,346,489

U.S. Government Agencies (14.7%):
Fannie Mae (6.7%):
1,000,000	2.60%, 11/28/05, Callable 5/28/04 @ 100*	1,001,961
250,000	3.55%, 12/3/07, Callable 12/03/04 @ 100*	252,289
2,500,000	5.25%, 4/8/13, Callable 4/8/04 @ 100*	2,508,220

		3,762,470

Continued

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agencies, continued:
Federal Farm Credit Bank (0.5%):
250,000	3.97%, 6/17/08, Callable 12/17/04 @ 100*	$252,554

Federal Home Loan Bank (0.4%):
200,000	5.28%, 10/17/14, Callable 4/17/04 @ 100*	200,960

Freddie Mac (7.1%):
1,000,000	2.63%, 5/19/06, Callable 11/19/04 @ 100*	1,006,519
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	512,143
500,000	4.75%, 10/11/12, Callable 10/11/05 @ 100*	503,185
1,500,000	4.63%, 5/28/13, Callable 5/28/04 @100*	1,496,935
500,000	5.13%, 11/7/13, Callable 11/07/05@ 100*	507,902

		4,026,684

Total U.S. Government Agencies		8,242,668

Shares or Principal Amount	Security Description	Value

U.S. Treasury Bonds (4.8%):
1,000,000	5.50%, 8/15/28	$1,078,281
1,500,000	5.375%, 2/15/31	1,616,367

Total U.S. Treasury Bonds		2,694,648

U.S. Treasury Notes (8.3%):
State Code Not Specified (8.3%):
1,500,000	2.38%, 8/15/06	1,517,930
1,000,000	5.00%, 8/15/11	1,091,520
2,000,000	4.25%, 8/15/13	2,050,000

		4,659,450

Total U.S. Treasury Notes		4,659,450

Investments in Affiliates (3.7%):
Investment Companies (3.7%):
2,061,922	American Performance Institutional Cash Management Fund	2,061,922

Total Investments in Affiliates		2,061,922

Total Investments (Cost $52,244,911)(a)—96.6%		54,076,024
Other assets in excess of liabilities—3.4%		1,930,591

Net Assets—100.0%		$56,006,615

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,922,265
Unrealized depreciation	(91,152)

Net unrealized appreciation	$1,831,113

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Illiquid security.
*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2003. The date presented reflects the final maturity date.

AMBAC—American Municipal Bond Assurance Corp.

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (69.0%):
Aerospace/Defense (0.6%):
2,250	Alliant Techsystems, Inc. (b)	$128,475
5,100	Esterline Technologies Corp. (b)	141,780
2,300	Northrop Grumman Corp.	232,553

		502,808

Airlines (0.1%):
5,300	SkyWest, Inc.	102,555

Apparel / Footwear (0.9%):
1,900	Haggar Corp.	37,620
3,400	Kellwood Co.	142,664
7,300	Phillips-Van Heusen Corp.	139,576
13,300	The Talbots, Inc.	450,870

		770,730

Automotive Parts (0.3%):
4,200	CLARCOR, Inc.	181,230
2,700	O’Reilly Automotive, Inc. (b)	109,701

		290,931

Banking (3.4%):
5,000	Bank of America Corp.	409,600
28,200	Charter One Financial, Inc.	1,021,404
3,960	Commerce Bancorp, Inc.	240,253
7,600	FirstMerit Corp.	201,552
3,700	Southwest Bank of Texas	144,596
6,900	Staten Island Bancorp, Inc.	167,808
6,700	U.S. Bancorp	191,151
6,600	Wachovia Corp.	316,602
5,200	Washington Mutual, Inc.	233,688

		2,926,654

Beverages (1.0%):
5,800	Coca-Cola Co.	289,768
11,400	PepsiCo, Inc.	591,660

		881,428

Broadcasting/Cable (1.4%):
9,600	Clear Channel Communications, Inc.	413,184
5,000	EchoStar Communications Corp. (b)	180,600
33,400	Time Warner, Inc. (b)	576,150

		1,169,934

Building Materials (0.3%):
3,400	Hughes Supply, Inc.	162,010
3,800	Texas Industries, Inc.	135,356

		297,366

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Business Equipment & Services (1.2%):
3,600	Deluxe Corp.	$141,768
6,800	First Data Corp.	278,664
3,100	Global Payments, Inc.	134,106
4,000	United Stationers, Inc. (b)	158,840
4,100	Zebra Technologies Corp., Class A (b)	293,068

		1,006,446

Capital Goods (0.5%):
4,900	Hubbell, Inc., Class B	194,530
27,000	Wolverine Tube, Inc. (b)	218,160

		412,690

Chemicals (1.0%):
10,300	Dow Chemical Co.	447,741
4,100	Fuller (H. B.) Co.	111,930
3,700	Georgia Gulf Corp.	100,677
2,900	Scotts Co., Class A (b)	182,845

		843,193

Commercial Services (0.6%):
7,750	Aaron Rents, Inc.	182,125
7,900	ABM Industries, Inc.	142,674
5,100	Regis Corp.	220,422

		545,221

Computer Software & Services (3.2%):
2,600	CACI International, Inc., Class A (b)	115,310
6,900	Dendrite International, Inc. (b)	114,057
3,700	eBay, Inc. (b)	254,782
2,700	FactSet Research Systems, Inc.	99,441
4,400	FileNET Corp. (b)	124,520
3,400	Hyperion Solutions Corp. (b)	121,516
54,900	Microsoft Corp.	1,454,850
20,000	Oracle Corp. (b)	257,600
25,600	Roxio, Inc. (b)	92,160
3,200	Take-Two Interactive Software, Inc. (b)	100,160

		2,734,396

Computers & Peripherals (3.7%):
4,200	Anixter International, Inc. (b)	125,580
1,800	Avid Technology, Inc. (b)	76,446
36,900	Cisco Systems, Inc. (b)	852,390
20,100	Dell Computer Corp. (b)	656,265
14,400	EMC Corp. (b)	206,208

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Computers & Peripherals, continued:
23,100	Hewlett-Packard Co.	$524,601
8,300	International Business Machines Corp.	800,950
400	SCM Microsystems, Inc. (b)	3,320

		3,245,760

Construction (0.1%):
2,000	EMCOR Group, Inc. (b)	74,900

Consumer Non-Durable (0.3%):
6,200	V.F. Corp.	278,566

Consumer Products (1.7%):
3,400	Colgate-Palmolive Co.	188,530
5,300	Gillette Co.	203,997
3,600	Procter & Gamble Co.	369,036
6,700	Rent-A-Center, Inc. (b)	217,817
6,200	Sysco Corp.	245,830
3,500	Whirlpool Corp.	255,290

		1,480,500

Diversified Manufacturing Operations (3.9%):
7,700	3M Co.	600,754
5,600	Cooper Industries, Ltd., Class A	296,296
13,100	Emerson Electric Co.	818,488
34,700	General Electric Co.	1,128,444
3,200	Johnson Controls, Inc.	186,624
2,700	Roper Industries, Inc.	131,085
2,400	United Technologies Corp.	221,064

		3,382,755

Educational Services (0.1%):
3,200	ITT Educational Services, Inc. (b)	121,504

Electronic Components/Instruments (0.9%):
3,000	A.O. Smith Corp.	93,300
3,200	Benchmark Electronics, Inc. (b)	111,392
3,100	Harman International Industries, Inc.	241,769
14,000	Motorola, Inc.	258,300
12,000	Three-Five Systems, Inc. (b)	56,760

		761,521

Entertainment (1.7%):
8,200	Aztar Corp. (b)	183,106
9,400	Comcast Corp. (b)	274,668
2,400	Polaris Industries, Inc.	203,256
8,500	The Walt Disney Co.	225,505
4,300	Viacom, Inc., Class A	166,668

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Entertainment (1.7%):
7,900	Viacom, Inc., Class B	$303,834
3,500	WMS Industries, Inc. (b)	92,995

		1,450,032

Financial Services (6.9%):
8,600	American Express Co.	459,412
8,600	Cit Group, Inc.	339,442
26,600	Citigroup, Inc.	1,336,915
2,600	Countrywide Credit Industries, Inc.	238,238
3,400	Downey Financial Corp.	183,022
7,500	Fannie Mae	561,750
21,800	J.P. Morgan Chase & Co.	894,236
9,400	Merrill Lynch & Co.	575,374
9,300	Morgan Stanley Dean Witter & Co.	555,768
5,900	Prudential Financial, Inc.	273,701
10,100	Wells Fargo & Co.	579,235

		5,997,093

Food & Household Products (0.5%):
15,400	Dial Corp.	442,596

Food Products & Services (0.3%):
3,500	General Mills, Inc.	160,930
3,800	Performance Food Group Co. (b)	133,000

		293,930

Health Care (3.5%):
5,000	AdvancePCS (b)	345,000
4,600	Aetna, Inc.	371,634
5,200	Biomet	202,696
4,700	Boston Scientific Corp. (b)	191,995
4,200	Cognex Corp.	139,692
6,900	Health Net, Inc. (b)	190,440
2,300	IDEXX Laboratories, Inc. (b)	117,461
13,600	Johnson & Johnson	733,176
8,000	McKesson HBOC, Inc.	218,480
4,700	Medtronic, Inc.	220,430
6,200	Owens & Minor, Inc.	153,574
2,600	Renal Care Group, Inc. (b)	121,316

		3,005,894

Home Builders (0.2%):
2,100	Ryland Group, Inc.	180,012

Hotels & Lodging (0.2%):
4,400	Marriott International, Inc.	196,372

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Insurance (2.6%):
9,900	American International Group, Inc.	$732,600
4,300	Cigna Corp.	238,349
5,300	Hartford Financial Services Group, Inc.	347,150
2,700	LandAmerica Financial Group, Inc.	126,360
11,100	St. Paul Cos., Inc.	474,414
5,200	Stewart Information Services Corp.	189,800
2,132	UnitedHealth Group, Inc.	132,184

		2,240,857

Lumber (0.2%):
4,600	Universal Forest Products, Inc.	144,946

Machinery & Equipment (0.4%):
4,400	Lincoln Electric Holdings, Inc.	114,884
9,400	Timken Co.	206,612

		321,496

Medical—Biotechnology (0.3%):
3,400	Pharmaceutical Product Development, Inc. (b)	100,232
3,700	Techne Corp. (b)	149,813

		250,045

Medical Equipment & Supplies (0.6%):
3,400	Diagnostic Products Corp.	164,016
2,050	Inamed Corp. (b)	98,195
2,400	ResMed, Inc. (b)	112,944
3,200	Respironics, Inc. (b)	167,392

		542,547

Metals—Processing & Fabrication (0.2%):
6,300	Commercial Metals Co.	187,110

Oil & Gas Exploration (0.4%):
13,200	Transocean Sedco Forex, Inc. (b)	389,136

Oil & Gas Exploration, Production and Services (2.4%):
4,400	Apache Corp.	181,148
4,200	Cabot Oil & Gas Corp.	127,554
11,000	Helmerich & Payne, Inc.	326,920
11,200	Kerr-McGee Corp.	585,200
3,900	Newfield Exploration Co. (b)	182,832
4,000	Schlumberger, Ltd.	257,960
5,400	St. Mary Land & Exploration	166,860
10,000	Vintage Petroleum, Inc.	145,300
5,700	W-H Energy Services, Inc. (b)	94,905

		2,068,679

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil—Integrated Companies (2.1%):
23,400	Exxon Mobil Corp.	$986,778
19,400	Occidental Petroleum Corp.	861,360

		1,848,138

Paper Products (0.6%):
8,800	Georgia-Pacific Group	282,040
5,500	International Paper Co.	243,430

		525,470

Pharmaceuticals (4.5%):
4,900	Abbott Laboratories	209,720
2,000	Allergan, Inc.	175,080
8,000	Amgen, Inc. (b)	508,240
2,300	Barr Laboratories, Inc. (b)	178,043
2,900	Cephalon, Inc. (b)	172,057
3,400	Eli Lilly & Co.	251,396
4,000	Medicis Pharmaceutical Corp., Class A	157,480
4,200	Merck & Co., Inc.	201,936
4,400	NBTY, Inc. (b)	146,344
42,200	Pfizer, Inc.	1,546,630
2,800	Pharmaceutical Resources, Inc. (b)	174,692
5,000	Wyeth	197,500

		3,919,118

REITS (0.6%):
10,900	Public Storage, Inc.	520,257

Restaurants (0.6%):
5,000	CBRL Group, Inc.	189,900
5,000	Landry’s Seafood Restaurants (b)	149,250
5,400	RARE Hospitality International, Inc. (b)	154,548

		493,698

Retail (4.5%):
3,300	Ann Taylor Stores Corp. (b)	151,140
14,200	Home Depot, Inc.	515,602
2,900	Kohl’s Corp. (b)	149,350
6,100	La-Z-Boy, Inc.	138,592
3,800	Linens ‘n Things, Inc. (b)	128,820
3,800	Lowe’s Cos., Inc.	212,800
7,400	May Department Stores Co.	260,628
4,500	Men’s Wearhouse, Inc. (b)	117,585
5,200	Pacific Sunwear of California, Inc.(b)	124,644
3,700	School Specialty, Inc. (b)	125,800
4,800	SCP Pool Corp. (b)	174,000

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Retail, continued:
25,000	Wal-Mart Stores, Inc.	$1,489,000
4,400	Walgreen Co.	156,904
20,900	Winn Dixie Stores, Inc.	127,908

		3,872,773

Semiconductors (3.6%):
8,300	Applied Industrial Technologies, Inc.	172,640
4,800	ATMI, Inc. (b)	130,320
5,400	Broadcom Corp. (b)	219,132
2,700	Cymer, Inc. (b)	104,058
4,900	Dupont Photomasks, Inc. (b)	108,878
5,800	Exar Corp. (b)	103,240
55,600	Intel Corp.	1,625,188
4,700	KLA-Tencor Corp. (b)	248,160
4,600	Photronics, Inc. (b)	79,902
6,800	Texas Instruments, Inc.	208,420
2,900	Varian Semiconductor Equipment Associates, Inc. (b)	118,291

		3,118,229

Technology (0.4%):
5,300	Electronic Arts (b)	249,948
3,050	Kronos, Inc. (b)	102,633

		352,581

Telecommunications (2.2%):
9,500	BellSouth Corp.	261,820
8,800	Nextel Communications, Inc., Class A (b)	233,112
3,100	QUALCOMM, Inc.	196,695
23,500	SBC Communications, Inc.	564,235
16,100	Verizon Communications, Inc.	617,113

		1,872,975

Tobacco & Tobacco Products (0.7%):
10,800	Altria Group, Inc.	621,540

Transportation & Shipping (1.7%):
4,200	Arkansas Best Corp.	114,996
6,200	Thor Industries, Inc.	184,078
4,000	Union Pacific Corp.	254,560
8,400	United Parcel Service, Class B	593,292
3,700	USF Corp.	130,795
6,891	Yellow Roadway Corp. (b)	217,687

		1,495,408

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Utilities—Electric (1.2%):
8,300	Avista Corp.	$149,981
7,100	Entergy Corp.	420,959
4,300	Hawaiian Electric Industries, Inc.	227,685
14,500	Xcel Energy, Inc.	253,315

		1,051,940

Utilities—Natural Gas (0.5%):
4,600	Energen Corp.	190,992
10,600	NiSource, Inc.	230,126

		421,118

Utilities—Water (0.2%):
5,400	American States Water Co.	132,840

Total Common Stocks		59,786,688

Asset Backed Securities (2.7%)(c):
250,000	ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	235,029
204,278	ACLC Business Loan Receivables Trust, Series 1999-2, Class A2, 7.59%, 1/15/21	207,222
250,000	ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	249,542
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 6/15/11	206,522
233,080	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	224,899
456,274	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	469,226
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	226,722
250,000	Franchise Finance Corporation of America Secured Lending Corp., Series 1999-1A, Class A1B, 6.94%, 9/18/25	257,333
223,309	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	226,012

Total Asset Backed Securities		2,302,507

Collateralized Mortgage Obligations (11.2%):
451,133	Bank of America Mortgage Securities, 5.25%, 2/25/18	457,121

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
658,952	Countrywide Home Loans, Series 2001-24, Class 1A13, 6.25%, 1/25/32	$675,199
224,887	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-19, Class 1A5, 6.50%, 7/25/32	225,519
882,207	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	916,681
236,550	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	242,455
210,248	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	218,149
342,970	Fannie Mae, Series 2001-49, Class DN, 6.00%, 11/25/15	348,156
291,672	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	298,459
250,000	Fannie Mae, Series 2002-73, Class PK, 4.50%, 9/25/23	254,075
500,000	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	513,543
544,012	Fannie Mae, Series 2003-19, Class ME, 4.00%, 3/25/31	550,160
260,000	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	266,151
761,000	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	822,221
133,928	Freddie Mac, Series 2163, Class PA, 6.25%, 1/15/28	136,119
76,078	Freddie Mac, Series 2297, Class AB, 6.00%, 11/15/28	76,785
272,483	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	282,962
127,804	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	133,916
198,581	Freddie Mac, Series 2481, Class M, 5.50%, 1/15/15	201,671
365,000	Freddie Mac, Series 2509, Class TC, 5.50%, 10/15/25	375,613
420,516	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	433,152
402,052	Freddie Mac, Series 2540, Class GA, 5.00%, 12/15/13	405,614
289,601	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	296,779

Shares or Principal Amount	Security Description	Value

Collateralized Mortgage Obligations, continued:
33,127	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	$35,260
53,291	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	56,972
33,458	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	34,953
57,110	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	62,500
173,757	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	185,268
172,767	Government National Mortgage Assoc., Series 2001-7, Class PJ, 6.50%, 2/20/30	175,184
352,102	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	360,366
415,840	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	424,372
250,000	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	261,806

Total Collateralized Mortgage Obligations		9,727,181

Corporate Bonds (3.5%):
Aerospace & Defense (0.6%):
500,000	Boeing Capital Corp., 6.50%, 2/15/12	561,594

Banking (0.0%):
20,000	Bank of America Corp., 5.25%, 2/1/07	21,515
17,348	First Horizon Home Loan Corp., 5.50%, 4/1/06	17,851

		39,366

Brokerage Services (0.4%):
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	210,843
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	127,655

		338,498

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial—Leasing Company (0.8%):
600,000	International Lease Finance Corp., 5.32%, 12/9/07	$643,870

Financial Services (1.1%):
200,000	General Motors Acceptance Corp., 6.63%, 10/15/05	212,822
70,000	Household Finance Corp., 5.20%, 3/15/05	72,010
70,000	Household Finance Corp., 5.75%, 4/15/05	72,590
20,000	Household Finance Corp., 6.05%, 6/15/06	21,208
110,000	Household Finance Corp., 6.70%, 9/15/09	119,237
100,000	Household Finance Corp., 7.40%, 8/15/22	105,776
250,000	J.P. Morgan Chase & Co., 6.25%, 12/15/05	269,598

		873,241

Retail Stores (0.3%):
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	301,752

Telecommunications (0.3%):
250,000	SBC Communications, Inc., 6.25%, 3/15/11	276,059

Utilities—Electric (0.0%):
5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,177
10,000	Pacific Gas & Electric Corp., 7.25%, 8/1/26	10,391

		15,568

Total Corporate Bonds		3,049,948

Taxable Municipal Bonds (0.6%):
Georgia (0.4%):
350,000	Cedartown Development Authority, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	370,384

Louisiana (0.2%):
170,000	Orleans Parish School Board Refunding Bonds, Series A, Revenue Bond, 6.45%, 2/1/05, Insured by: FGIC	177,172

Total Taxable Municipal Bonds		547,556

Shares or Principal Amount	Security Description	Value

U.S. Government Agencies (5.0%):
Fannie Mae (0.3%):
250,000	2.60%, 11/28/05, Callable 5/28/04 @ 100*	$250,490

Federal Farm Credit Bank (1.1%):
1,000,000	4.48%, 6/10/13	989,880

Federal Home Loan Bank (2.7%):
500,000	2.00%, 6/24/05, Callable 6/24/04 @ 100*	501,159
250,000	2.25%, 9/29/05, Callable 6/29/04 @ 100*	250,841
250,000	2.49%, 12/29/05, Callable 6/29/04 @ 100*	251,049
300,000	2.75%, 10/30/06, Callable 4/30/04 @ 100*	300,689
1,000,000	3.02%, 12/18/06, Callable 3/18/04 @ 100*	1,000,696

		2,304,434

Freddie Mac (0.9%):
518,292	3.50%, 5/1/10	513,857
250,000	5.13%, 11/7/13, Callable 11/07/05@ 100*	253,951

		767,808

Total U.S. Government Agencies		4,312,612

U.S. Treasury Bonds (0.9%):
200,000	5.50%, 8/15/28	215,656
500,000	5.38%, 2/15/31	538,789

Total U.S. Treasury Bonds		754,445

U.S. Treasury Notes (5.4%):
State Code Not Specified (5.4%):
1,000,000	1.63%, 9/30/05	1,003,438
500,000	1.88%, 11/30/05	503,164
500,000	2.63%, 11/15/06	508,164
1,000,000	3.13%, 9/15/08	1,013,477
1,000,000	3.88%, 2/15/13	1,001,914
500,000	3.63%, 5/15/13	492,071
125,000	4.25%, 8/15/13	128,125

		4,650,353

Total U.S. Treasury Notes		4,650,353

Continued

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value

Investments in Affiliates (1.4%):
Investment Companies (1.4%):
1,223,980	American Performance Institutional Cash Management Fund	$1,223,980

Total Investments in Affiliates		1,223,980

Total Investments (Cost $73,969,891)(a)—99.7%		86,355,270
Other assets in excess of liabilities—0.3%		234,017

Net Assets—100.0%		$86,589,287

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$13,172,421
Unrealized depreciation	(787,042)

Net unrealized appreciation	$12,385,379

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Represents non-income producing securities.
(c)	Illiquid Security.
*	Represents next call date. Additional subsequent call dates and amounts also apply for the security.

AMBAC—AMBAC Indemnity Corporation

FGIC—Financial Guaranty Insurance Corporation

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (99.5%):
Aerospace/Defense (1.4%):
15,600	Lockheed Martin Corp.	$721,968

Automotive (0.8%):
8,700	General Motors Corp.	418,644

Banking (8.4%):
28,300	Bank of America Corp.	2,318,336
19,600	U.S. Bancorp	559,188
29,900	Wachovia Corp.	1,434,303

		4,311,827

Broadcasting/Cable (3.6%):
17,700	Clear Channel Communications, Inc.	761,808
62,300	Time Warner, Inc.(b)	1,074,675

		1,836,483

Building Materials (0.7%):
13,300	Masco Corp.	372,932

Chemicals (3.6%):
8,700	Air Products & Chemical, Inc.	419,688
18,800	Dow Chemical Co.	817,236
12,900	E.I. du Pont de Nemours & Co.	581,661

		1,818,585

Computer Software & Services (0.7%):
13,000	Microsoft Corp.	344,500

Computers & Peripherals (2.6%):
17,300	Cisco Systems, Inc.(b)	399,630
41,000	Hewlett-Packard Co.	931,110

		1,330,740

Diversified Manufacturing Operations (6.1%):
11,100	Emerson Electric Co.	693,528
24,200	General Electric Co.	786,984
3,000	Ingersoll-Rand Co., Class A	199,440
27,700	Tyco International, Ltd.	791,389
6,800	United Technologies Corp.	626,348

		3,097,689

Electric Utility (1.5%):
15,800	Ameren Corp.	748,920

Electronic Components/Instruments (2.8%):
52,600	Motorola, Inc.	970,470
14,600	Rockwell International Corp.	444,716

		1,415,186

Entertainment (5.4%):
22,800	Comcast Corp.(b)	666,216
10,200	Harrah’s Entertainment, Inc.	529,890

Shares	Security Description	Value

Common Stocks, continued:
Entertainment, continued:
20,200	The Walt Disney Co.	$535,906
27,300	Viacom, Inc., Class B	1,049,958

		2,781,970

Financial Services (21.3%):
6,100	Bear Stearns Companies, Inc.	535,824
50,600	Citigroup, Inc.	2,543,156
13,200	Freddie Mac	817,344
8,800	Goldman Sachs Group, Inc.	931 ,656
31,400	J.P. Morgan Chase & Co.	1,288,028
5,900	Legg Mason, Inc.	556,606
24,300	Merrill Lynch & Co.	1,487,403
22,500	Morgan Stanley Dean Witter & Co.	1,344,600
25,300	Wells Fargo & Co.	1,450,955

		10,955,572

Health Care (4.3%):
8,300	Aetna, Inc.	670,557
3,500	Biomet	136,430
12,700	Johnson & Johnson	684,657
6,500	WellPoint Health Networks, Inc. (b)	707,005

		2,198,649

Home Builders (0.6%):
6,700	Lennar Corp.	331,315

Insurance (5.9%):
31,200	American International Group, Inc.	2,308,800
10,000	Chubb Corp.	709,800

		3,018,600

Machinery & Equipment (0.7%):
5,300	Deere & Co.	340,419

Metals (1.0%):
13,800	Alcoa, Inc.	517,086

Oil & Gas Exploration, Production and Services (5.9%):
7,100	Anadarko Petroleum Corp.	363,875
7,000	Baker Hughes, Inc.	263,340
9,300	Burlington Resources, Inc.	544,422
10,300	Devon Energy Corp.	584,834
16,200	Kerr-McGee Corp.	846,450
9,200	Nabors Industries, Ltd. (b)	435,620

		3,038,541

Oil—Integrated Companies (6.7%):
13,100	ChevronTexaco Corp.	1,157,385
53,900	Exxon Mobil Corp.	2,272,963

		3,430,348

Continued

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Paper Products (1.7%):
20,100	International Paper Co.	$889,626

Pharmaceuticals (1.5%):
4,300	Baxter International, Inc.	125,216
17,400	Pfizer, Inc.	637,710

		762,926

Retail (3.8%):
10,000	Federated Department Stores, Inc.	523,700
26,300	Home Depot, Inc.	954,953
11,300	Nordstrom, Inc.	442,282

		1,920,935

Semiconductors (2.7%):
19,600	Applied Materials, Inc. (b)	416,304
17,800	Intel Corp.	520,294
14,400	Texas Instruments, Inc.	441,360

		1,377,958

Telecommunications (2.5%):
3,800	Nextel Communications, Inc., Class A (b)	100,662
5,700	SBC Communications, Inc.	136,857
26,900	Verizon Communications, Inc.	1,031,077

		1,268,596

Shares	Security Description	Value

Common Stocks, continued:
Tobacco & Tobacco Products (0.8%):
7,300	Altria Group, Inc.	$420,115

Utilities—Electric (2.5%):
6,300	Dominion Resources, Inc.	395,829
14,800	Entergy Corp.	877,492

		1,273,321

Total Common Stocks		50,943,451

Investments in Affiliates (0.3%):
Investment Companies (0.3%):
130,735	American Performance Institutional Cash Management Fund	130,735

Total Investments in Affiliates		130,735

Total Investments (Cost $41,522,505)(a)—99.8%		51,074,186
Other assets in excess of liabilities—0.2%		117,995

Net Assets—100.0%		$51,192,181

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,371,917
Unrealized depreciation	(1,819,936)

Net Unrealized appreciation	$9,551,681

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (98.8%):
Beverages (5.0%):
17,300	Anheuser Busch Co., Inc.	$920,706
29,100	Coca-Cola Co.	1,453,836
26,500	PepsiCo, Inc.	1,375,350

		3,749,892

Business Equipment & Services (4.1%):
48,800	Deluxe Corp.	1,921,744
27,700	First Data Corp.	1,135,146

		3,056,890

Chemicals (1.3%):
22,800	Dow Chemical Co.	991,116

Computer Software & Services (9.3%):
18,400	eBay, Inc. (b)	1,267,024
149,100	Microsoft Corp.	3,951,150
86,100	Oracle Corp. (b)	1,108,968
15,300	Yahoo!, Inc. (b)	679,320

		7,006,462

Computers & Peripherals (7.8%):
104,300	Cisco Systems, Inc. (b)	2,409,330
57,100	Dell Computer Corp. (b)	1,864,315
17,100	International Business Machines Corp.	1,650,150

		5,923,795

Consumer Products (6.4%):
15,800	Colgate-Palmolive Co.	876,110
24,100	Gillette Co.	927,609
17,800	Procter & Gamble Co.	1,824,678
30,800	Sysco Corp.	1,221,220

		4,849,617

Diversified Manufacturing Operations (10.0%):
18,700	3M Co.	1,458,974
14,400	Emerson Electric Co.	899,712
126,200	General Electric Co.	4,104,024
12,000	United Technologies Corp.	1,105,320

		7,568,030

Financial Services (3.4%):
20,600	American Express Co.	1,100,452
19,700	Fannie Mae	1,475,530

		2,575,982

Health Care (7.1%):
17,800	AdvancePCS (b)	1,228,200
24,100	Boston Scientific Corp. (b)	984,485

Shares	Security Description	Value

Common Stocks, continued:
Health Care, continued:
37,600	Johnson & Johnson	$2,027,016
23,300	Medtronic, Inc.	1,092,770

		5,332,471

Insurance (2.6%):
16,400	Marsh & McLennan Cos., Inc.	787,036
18,400	UnitedHealth Group, Inc.	1,140,800

		1,927,836

Oil & Gas Exploration, Production and Services (1.9%):
21,700	Schlumberger, Ltd.	1,399,433

Pharmaceuticals (15.4%):
25,500	Abbott Laboratories	1,091,400
20,700	Amgen, Inc. (b)	1,315,071
28,400	Bristol-Myers Squibb Co.	790,088
17,900	Eli Lilly & Co.	1,323,526
20,200	Merck & Co., Inc.	971,216
114,100	Pfizer, Inc.	4,181,765
15,000	Pharmaceutical Resources, Inc. (b)	935,850
25,400	Wyeth	1,003,300

		11,612,216

Retail (9.3%):
38,900	Home Depot, Inc.	1,412,459
19,900	Lowe’s Cos., Inc.	1,114,400
63,100	Wal-Mart Stores, Inc.	3,758,236
21,500	Walgreen Co.	766,690

		7,051,785

Semiconductors (5.8%):
112,700	Intel Corp.	3,294,221
20,300	KLA-Tencor Corp. (b)	1,071,840

		4,366,061

Technology (2.6%):
23,900	Electronic Arts (b)	1,127,124
16,300	Maxim Integrated Products, Inc.	813,533

		1,940,657

Telecommunications (2.9%):
48,200	Nextel Communications, Inc., Class A (b)	1,276,818
14,700	QUALCOMM, Inc.	932,715

		2,209,533

Tobacco & Tobacco Products (2.2%):
29,200	Altria Group, Inc.	1,680,460

Continued

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Transportation & Shipping (1.7%):
18,400	United Parcel Service, Class B	$1,299,592

Total Common Stocks		74,541,828

Shares	Security Description	Value

Investments in Affiliates (1.1%):
Investment Companies (1.1%):
837,968	American Performance Institutional Cash Management Fund	$837,968

Total Investments in Affiliates		837,968

Total Investments (Cost $52,559,672)(a)—99.9%		75,379,796
Other assets in excess of liabilities—0.1%		83,269

Net Assets—100.0%		$75,463,065

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$24,091,130
Unrealized depreciation	(1,271,006)

Net Unrealized appreciation	$22,820,124

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks (98.9%):
Aerospace/Defense (0.9%):
2,200	Alliant Techsystems, Inc.(b)	$125,620

Apparel / Footwear (2.1%):
5,600	Haggar Corp.	110,880
4,100	Kellwood Co.	172,036

		282,916

Automotive Parts (2.5%):
3,900	CLARCOR, Inc.	168,285
6,300	TBC Corp.(b)	173,628

		341,913

Banking (5.4%):
4,900	Cullen/Frost Bankers, Inc.	207,858
3,800	Southwest Bank of Texas	148,504
6,000	Staten Island Bancorp, Inc.	145,920
9,570	Washington Federal, Inc.	248,437

		750,719

Building Materials (2.5%):
7,400	Butler Manufacturing Co.	165,316
3,600	Hughes Supply, Inc.	171,540

		336,856

Business Equipment & Services (3.5%):
3,600	Global Payments, Inc.	155,736
5,700	Standard Register Co.	98,040
3,600	United Stationers, Inc.(b)	142,956
1,000	Zebra Technologies Corp., Class A(b)	71,480

		468,212

Business Services (0.8%):
3,700	CDI Corp.	106,560

Capital Goods (1.1%):
17,800	Wolverine Tube, Inc.(b)	143,824

Chemicals (1.7%):
4,300	Georgia Gulf Corp.	117,003
1,700	Scotts Co., Class A(b)	107,185

		224,188

Commercial Services (3.2%):
6,000	Aaron Rents, Inc.	141,000
6,300	ABM Industries, Inc.	113,778
4,100	Regis Corp.	177,202

		431,980

Computer Software & Services (3.2%):
2,000	CACI International, Inc., Class A(b)	88,700
2,100	Hyperion Solutions Corp.(b)	75,054

Shares	Security Description	Value

Common Stocks, continued:
Computer Software & Services, continued:
2,200	Take-Two Interactive Software, Inc.(b)	$68,860
7,800	Webex Communications, Inc.(b)	199,446

		432,060

Computers & Peripherals (3.2%):
2,000	Avid Technology, Inc.(b)	84,940
2,200	Black Box Corp.	113,322
12,100	Brooktrout, Inc.(b)	236,071

		434,333

Consumer Products (0.8%):
16,700	A.T. Cross Co., Class A(b)	112,391

Diversified Manufacturing Operations (2.1%):
3,400	IDEX Corp.	144,840
2,800	Roper Industries, Inc.	135,940

		280,780

Educational Services (1.0%):
3,600	ITT Educational Services, Inc.(b)	136,692

Electronic Components/Instruments (4.3%):
4,000	A.O. Smith Corp.	124,400
6,700	Advanced Energy Industries, Inc.(b)	146,328
2,000	Analogic Corp.	83,380
11,000	Artesyn Technologies, Inc.(b)	119,900
27,700	Meade Instruments Corp.(b)	103,626

		577,634

Entertainment (2.6%):
6,800	Aztar Corp.(b)	151,844
2,300	Polaris Industries, Inc.	194,787

		346,631

Financial Services (2.8%):
3,400	Downey Financial Corp.	183,022
5,100	Raymond James Financial, Inc.	194,922

		377,944

Food Products & Services (2.6%):
4,000	Corn Products International, Inc.	151,600
3,800	International Multifoods Corp.(b)	74,024
3,600	Performance Food Group Co.(b)	126,000

		351,624

Health Care (4.1%):
4,000	Cognex Corp.	133,040
2,100	IDEXX Laboratories, Inc.(b)	107,247
3,200	Invacare Corp.	142,976

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Health Care, continued:
5,000	Owens & Minor, Inc.	$123,850
4,300	US Oncology, Inc.(b)	53,535

		560,648

Home Builders (2.0%):
9,500	Champion Enterprises, Inc.(b)	101,175
2,000	Ryland Group, Inc.	171,440

		272,615

Insurance (3.4%):
2,700	Hilb, Rogal & Hamilton Co.	99,360
3,500	Selective Insurance Group, Inc.	129,150
3,700	Stewart Information Services Corp.	135,050
1,476	UnitedHealth Group, Inc.	91,512

		455,072

Lumber (1.0%):
4,300	Universal Forest Products, Inc.	135,493

Machinery & Equipment (1.6%):
9,900	Timken Co.	217,602

Medical—Biotechnology (1.1%):
3,600	Techne Corp.(b)	145,764

Medical Equipment & Supplies (2.0%):
2,500	Diagnostic Products Corp.	120,600
2,800	Respironics, Inc.(b)	146,468

		267,068

Metals—Processing & Fabrication (2.5%):
6,500	Commercial Metals Co.	193,050
21,900	Commonwealth Industries, Inc.	142,591

		335,641

Oil & Gas Exploration, Production and Services (3.7%):
3,600	Cabot Oil & Gas Corp.	109,332
4,000	Cal Dive International, Inc.(b)	97,000
3,000	Newfield Exploration Co.(b)	140,640
2,000	Stone Energy Corp.(b)	90,080
3,800	W-H Energy Services, Inc.(b)	63,270

		500,322

Pharmaceuticals (2.5%):
2,200	Cephalon, Inc.(b)	130,526
4,000	NBTY, Inc.(b)	133,040
3,600	Priority Healthcare Corp., Class B(b)	79,560

		343,126

Raw Materials (1.1%):
3,800	Macdermid, Inc.	144,400

Shares	Security Description	Value

Common Stocks, continued:
Restaurants (3.4%):
4,300	Landry’s Seafood Restaurants(b)	$128,355
4,600	O’Charley’s, Inc.(b)	83,950
3,000	Panera Bread Corp.(b)	116,280
3,700	Sonic Corp.(b)	125,467

		454,052

Retail (5.3%):
3,800	Ann Taylor Stores Corp.(b)	174,040
4,500	Burlington Coat Factory Warehouse Corp.	86,175
5,700	La-Z-Boy, Inc.	129,504
3,800	Linens ‘n Things, Inc.(b)	128,820
4,200	Movie Gallery, Inc.	84,000
4,800	Pacific Sunwear of California, Inc.(b)	115,056

		717,595

Semiconductors (3.9%):
6,700	Applied Industrial Technologies, Inc.	139,360
6,600	Brooks Automation, Inc.(b)	139,722
4,300	Exar Corp.(b)	76,540
4,400	Kulicke & Soffa Industries, Inc.(b)	54,780
1,600	Ultratech Stepper, Inc.(b)	39,696
1,900	Varian Semiconductor Equipment Associates, Inc.(b)	77,501

		527,599

Shelter (1.2%):
2,400	MDC Holdings, Inc.	169,032

Technology (0.9%):
3,500	Kronos, Inc.(b)	117,775

Telecommunications (3.1%):
26,900	Harmonic, Inc.(b)	329,256
4,100	J2 Global Communications, Inc.(b)	90,036

		419,292

Transportation & Shipping (4.8%):
3,700	Arkansas Best Corp.	101,306
6,400	Thor Industries, Inc.	190,016
4,100	USF Corp.	144,935
6,688	Yellow Roadway Corp.(b)	211,274

		647,531

Utilities—Electric (2.4%):
9,600	Avista Corp.	173,472
6,000	Green Mountain Power Corp.	157,620

		331,092

Continued

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments, Continued

February 29, 2004

(Unaudited)

Shares	Security Description	Value

Common Stocks, continued:
Utilities—Natural Gas (2.6%):
3,200	Energen Corp.	$132,864
5,700	New Jersey Resources Corp.	221,730

		354,594

Total Common Stocks		13,379,190

Shares	Security Description	Value

Investments in Affiliates (1.1%):
Investment Companies (1.1%):
150,885	American Performance Institutional Cash Management Fund	$150,885

Total Investments in Affiliates		150,885

Total Investments (Cost $9,975,097)(a)—100.0%		13,530,075
Liabilities in excess of other assets—0.0%		(2,630)

Net Assets—100.0%		$13,527,445

(a)	Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,675,371
Unrealized depreciation	(120,393)

Net unrealized appreciation	$3,554,978

Aggregate	cost for federal income tax purposes is substantially the same.

(b)	Represents non-income producing securities.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements

February 29, 2004

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) were organized on October 1, 1987, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust presently offer shares of the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund and the Small Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund (the Money Market Funds) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (the Variable Net Asset Value Funds’) investments in securities, the principal market for which is a securities exchange are valued at their fair values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued of their latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their market value as determined pursuant to these Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates market value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2004

(Unaudited)

determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, the Institutional Cash Management Fund, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Dividends from net investment income are declared and paid quarterly for the Balanced Fund, the Equity Fund, the Growth Equity Fund and the Small Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Continued

February 29, 2004

(Unaudited)

the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

3.	Related Party Transactions:

BOk Investment Advisers, Inc. (“BOkIA”), a separate, wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”), serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, BOkIA is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.40%
Institutional U.S. Treasury Fund	0.15%
Cash Management Fund	0.40%
Institutional Cash Management Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
Equity Fund	0.69%
Growth Equity Fund	0.69%
Small Cap Equity Fund	0.69%

BOk serves the Trust as custodian for which it is paid a fee up to 0.03% of each Fund’s average daily net assets.

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), and BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, serves the Trust as administrator. Such officers are paid no fees directly by the Trust for serving as officers of the Trust. For administration services BISYS is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds. Under a Sub-Administration Agreement, BISYS Ohio pays BOk a fee of up to 0.05% of each Trust’s average daily net assets to perform certain administrative duties for the Trust. The fees paid to BOk by BISYS Ohio for such services come out of BISYS Ohio’s fees and are not an additional charge to the Funds. BISYS Ohio also serves the Trust as transfer agent and fund accountant. Under its Fund Accounting Agreement with the Trust, BISYS Ohio is entitled to receive a fee from each Fund as follows: three one-hundredths of one percent (0.03%) of average net assets up to $150 million; two one-hundredths of one percent (0.02%) of average net assets in excess of $150 million up to $250 million; one and one-half one-hundredths of one percent (0.015%) of average net assets in excess of $250 million.

The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Funds, and may be used by BISYS to pay banks, including BOk, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended February 29, 2004, BISYS received $41,260 from commissions earned on sales of shares of the variable net asset value funds, $40,942 of which was reallowed to affiliated broker/dealers of the Funds.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Financial Statements, Concluded

February 29, 2004

(Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 29, 2004 are as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$2,055,513	$6,108,653
Short-Term Income Fund	166,977,735	153,273,801
Intermediate Bond Fund	65,588,987	59,109,968
Bond Fund	26,328,965	34,443,853
Balanced Fund	37,898,946	28,606,026
Equity Fund	13,992,095	17,067,435
Growth Equity Fund	27,907,329	43,053,313
Small Cap Equity Fund	2,141,521	4,382,635

5.	Concentration of Credit Risk:

The Intermediate Tax-Free Bond Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector. The Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 29, 2004, (as a percentage of net assets):

Intermediate Tax-Free Bond Fund
Development	4.04%
Education	2.81%
Facilities	3.19%
General Obligation	46.06%
Higher Education	6.43%
Medical	5.91%
Multi-family Housing	1.29%
Pollution	2.84%
Single-family Housing	3.76%
Transportation	2.74%
Utilities	9.73%
Water	11.20%

100.00%

6.	Rule 144A Restricted Securities as of February 29, 2004:

Issue Description	Acquisition Date	Cost	Value	Percent of Fund
American Performance Cash Management
BASF AG 1.02%, 3/19/04 (144A)	2/3/2004	$7,989,800	$7,995,920	1.20%
Nestle Capital Corp 1.00%, 4/2/04 (144A)	2/4/2004	14,975,833	15,000,000	2.20%
American Performance Institutional Cash Management
Glaxo Wellcome PLC, 1.00%, 3/15/04 (144A)	1/14/2004	7,986,309	8,000,000	2.43%
Pfizer, Inc., 1.00%, 3/12/04 (144A)	1/26/2004	7,989,778	8,000,000	2.43%

7.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	U.S. Treasury Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.002		0.006	0.013	0.045	0.051	0.042

Total from Investment Activities	0.002		0.006	0.013	0.045	0.051	0.042

Distributions
Net investment income	(0.002)		(0.006)	(0.013)	(0.045)	(0.051)	(0.042)

Total Distributions	(0.002)		(0.006)	(0.013)	(0.045)	(0.051)	(0.042)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.15	%(a)	0.58%	1.29%	4.63%	5.20%	4.26%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$560,611		$605,625	$611,568	$626,404	$608,410	$394,415
Ratio of expenses to average net assets	0.70	%(b)	0.70%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	0.29	%(b)	0.58%	1.28%	4.51%	5.11%	4.17%
Ratio of expenses to average net assets*	0.95	%(b)	0.95%	0.95%	0.95%	0.96%	0.96%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Institutional U.S. Treasury Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000

Investment Activities
Net investment income	0.004		0.010	0.014

Total from Investment Activities	0.004		0.010	0.014

Distributions
Net investment income	(0.004)		(0.010)	(0.014)

Total Distributions	(0.004)		(0.010)	(0.014)

Net Asset Value, End of Period	$1.000		$1.000	$1.000

Total Return	0.36	%(b)	1.02%	1.37	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$144,859		$77,647	$53,005
Ratio of expenses to average net assets	0.26	%(c)	0.26%	0.26	%(c)
Ratio of net investment income to average net assets	0.73	%(c)	0.99%	1.58	%(c)
Ratio of expenses to average net assets*	0.48	%(c)	0.51%	0.53	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period November 19, 2001 (commencement of operations) through August 31, 2002
(b)	Not annualized.
(c)	Annualized

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Cash Management Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities
Net investment income	0.003		0.009	0.017	0.049	0.054	0.045

Total from Investment Activities	0.003		0.009	0.017	0.049	0.054	0.045

Distributions
Net investment income	(0.003)		(0.009)	(0.017)	(0.049)	(0.054)	(0.045)

Total Distributions	(0.003)		(0.009)	(0.017)	(0.049)	(0.054)	(0.045)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.27	%(a)	0.85%	1.67%	4.99%	5.55%	4.63%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$694,342		$672,857	$892,477	$731,152	$647,086	$551,880
Ratio of expenses to average net assets	0.55	%(b)	0.55%	0.54%	0.54%	0.55%	0.65%
Ratio of net investment income to average net assets	0.55	%(b)	0.87%	1.64%	4.81%	5.42%	4.53%
Ratio of expenses to average net assets*	0.95	%(b)	0.95%	0.94%	0.94%	0.95%	0.95%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Institutional Cash Management Fund
	Six Months Ended February 29, 2004		Period Ended August 31, 2003(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$1.000		$1.000

Investment Activities
Net investment income	0.004		0.009

Total from Investment Activities	0.004		0.009

Distributions
Net investment income	(0.004)		(0.009)

Total Distributions	(0.004)		(0.009)

Net Asset Value, End of Period	$1.000		$1.000

Total Return	0.41	%(b)	0.87	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$329,175		$301,500
Ratio of expenses to average net assets	0.26	%(c)	0.12	%(c)
Ratio of net investment income to average net assets	0.83	%(c)	1.05	%(c)
Ratio of expenses to average net assets*	0.46	%(c)	0.47	%(c)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period November 22, 2002 (commencement of operations) through August 31, 2003.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Intermediate Tax-Free Bond Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$11.00	$10.97	$10.56	$10.51	$10.99

Investment Activities
Net investment income	0.18		0.39	0.46	0.47	0.47	0.47
Net realized/unrealized gains (losses) on investment transactions	0.33		(0.12)	0.08	0.42	0.11	(0.44)

Total from Investment Activities	0.51		0.27	0.54	0.89	0.58	0.03

Distributions
Net investment income	(0.19)		(0.39)	(0.46)	(0.47)	(0.47)	(0.47)
Net realized gains on investment transactions	—		(0.03)	(0.05)	(0.01)	(0.06)	(0.04)

Total Distributions	(0.19)		(0.42)	(0.51)	(0.48)	(0.53)	(0.51)

Net Asset Value, End of Period	$11.17		$10.85	$11.00	$10.97	$10.56	$10.51

Total Return (excludes sales charge)	4.78	%(a)	2.47%	5.09%	8.57%	5.78%	0.19%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,429		$41,653	$34,680	$28,618	$26,902	$30,353
Ratio of expenses to average net assets	0.72	%(b)	0.72%	0.76%	0.75%	0.77%	0.75%
Ratio of net investment income to average net assets	3.36	%(b)	3.52%	4.18%	4.37%	4.58%	4.33%
Ratio of expenses to average net assets*	1.17	%(b)	1.17%	1.21%	1.20%	1.22%	1.20%
Portfolio turnover	5.17%		19.52%	10.22%	9.20%	0.00%	11.96%

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Short-Term Income Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.35		$10.34	$10.24	$9.93	$9.89	$10.12

Investment Activities
Net investment income	0.15		0.32	0.47	0.60	0.62	0.59
Net realized/unrealized gains (losses) on investment transactions	0.11		0.10	0.14	0.31	0.04	(0.23)

Total from Investment Activities	0.26		0.42	0.61	0.91	0.66	0.36

Distributions
Net investment income	(0.19)		(0.38)	(0.47)	(0.60)	(0.62)	(0.59)
Net realized gains on investment transactions	(0.05)		(0.03)	(0.04)	—	—	—

Total Distributions	(0.24)		(0.41)	(0.51)	(0.60)	(0.62)	(0.59)

Net Asset Value, End of Period	$10.37		$10.35	$10.34	$10.24	$9.93	$9.89

Total Return (excludes sales charge)	2.48	%(a)	4.12%	6.14%	9.37%	6.92%	3.66%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$245,375		$228,843	$135,409	$75,458	$61,650	$62,523
Ratio of expenses to average net assets	0.51	%(b)	0.52%	0.55%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets	2.90	%(b)	2.98%	4.79%	5.87%	6.30%	5.85%
Ratio of expenses to average net assets*	1.14	%(b)	1.15%	1.18%	1.19%	1.21%	1.24%
Portfolio turnover	68.16%		174.41%	103.52%	63.55%	50.34%	109.69%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Intermediate Bond Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$10.65		$10.58	$10.47	$10.08	$10.08	$10.50

Investment Activities
Net investment income	0.15		0.38	0.52	0.59	0.60	0.60
Net realized/unrealized gains (losses) on investment transactions	0.15		0.15	0.12	0.39	—	(0.42)

Total from Investment Activities	0.30		0.53	0.64	0.98	0.60	0.18

Distributions
Net investment income	(0.19)		(0.43)	(0.53)	(0.59)	(0.60)	(0.60)
Net realized gains	(0.25)		(0.03)	—	—	—	—

Total Distributions	(0.44)		(0.46)	(0.53)	(0.59)	(0.60)	(0.60)

Net Asset Value, End of Period	$10.51		$10.65	$10.58	$10.47	$10.08	$10.08

Total Return (excludes sales charge)	2.90	%(a)	4.99%	6.24%	10.01%	6.21%	1.73%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$96,610		$98,598	$103,208	$96,908	$84,218	$87,132
Ratio of expenses to average net assets	0.94	%(b)	0.95%	0.96%	0.95%	0.96%	0.97%
Ratio of net investment income to average net assets	2.88	%(b)	3.53%	4.98%	5.76%	6.04%	5.80%
Ratio of expenses to average net assets*	1.14	%(b)	1.15%	1.16%	1.15%	1.17%	1.17%
Portfolio turnover	65.49%		127.81%	80.93%	62.71%	34.32%	34.47%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Bond Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$9.82		$9.89	$9.67	$9.17	$9.18	$9.76

Investment Activities
Net investment income	0.20		0.45	0.50	0.55	0.57	0.57
Net realized/unrealized gains (losses) on investment transactions	0.23		0.03	0.29	0.50	(0.01)	(0.58)

Total from Investment Activities	0.43		0.48	0.79	1.05	0.56	(0.01)

Distributions
Net investment income	(0.21)		(0.45)	(0.50)	(0.55)	(0.57)	(0.57)
Net realized gains on investment transactions	(0.39)		(0.10)	(0.07)	—	—	—

Total Distributions	(0.60)		(0.55)	(0.57)	(0.55)	(0.57)	(0.57)

Net Asset Value, End of Period	$9.65		$9.82	$9.89	$9.67	$9.17	$9.18

Total Return (excludes sales charge)	4.48	%(a)	5.02%	8.44%	11.79%	6.38%	(0.19)%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,007		$60,864	$72,139	$65,462	$56,141	$62,721
Ratio of expenses to average net assets	0.96	%(b)	0.96%	0.96%	0.96%	0.97%	0.97%
Ratio of net investment income to average net assets	3.99	%(b)	4.50%	5.19%	5.85%	6.31%	5.95%
Ratio of expenses to average net assets*	1.16	%(b)	1.16%	1.16%	1.16%	1.17%	1.17%
Portfolio turnover	47.78%		178.47%	122.65%	76.59%	27.39%	41.02%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Balanced Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$11.56		$10.77	$11.88	$13.86	$13.62	$12.37

Investment Activities
Net investment income	0.11		0.23	0.28	0.29	0.31	0.34
Net realized/unrealized gains (losses) on investment transactions	1.11		0.80	(1.11)	(1.96)	1.37	1.90

Total from Investment Activities	1.22		1.03	(0.83)	(1.67)	1.68	2.24

Distributions
Net investment income	(0.11)		(0.24)	(0.28)	(0.31)	(0.31)	(0.34)
Net realized gains on investment transactions	—		—	—	—	(1.13)	(0.65)

Total Distributions	(0.11)		(0.24)	(0.28)	(0.31)	(1.44)	(0.99)

Net Asset Value, End of Period	$12.67		$11.56	$10.77	$11.88	$13.86	$13.62

Total Return (excludes sales charge)	10.47	%(a)	9.93%	(7.13)%	(12.12)%	13.06%	18.51%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$86,589		$71,552	$54,957	$60,249	$70,636	$56,571
Ratio of expenses to average net assets	0.76	%(b)	0.77%	0.77%	0.75%	0.76%	0.67%
Ratio of net investment income to average net assets	1.68	%(b)	2.16%	2.36%	2.39%	2.38%	2.52%
Ratio of expenses to average net assets*	1.33	%(b)	1.34%	1.34%	1.32%	1.35%	1.35%
Portfolio turnover	38.39%		81.13%	65.87%	84.73%	124.49%	99.94%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Equity Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$7.12		$6.49	$10.78	$17.48	$18.16	$15.06

Investment Activities
Net investment income	0.04		0.06	0.07	0.09	0.07	0.06
Net realized/unrealized gains (losses) on investment transactions	1.02		0.64	(2.39)	(3.13)	2.52	4.06

Total from Investment Activities	1.06		0.70	(2.32)	(3.04)	2.59	4.12

Distributions
Net investment income	(0.04)		(0.07)	(0.07)	(0.09)	(0.06)	(0.06)
Net realized gains on investment transactions	—		—	(1.90)	(3.57)	(3.21)	(0.96)

Total Distributions	(0.04)		(0.07)	(1.97)	(3.66)	(3.27)	(1.02)

Net Asset Value, End of Period	$8.14		$7.12	$6.49	$10.78	$17.48	$18.16

Total Return (excludes sales charge)	14.92	%(a)	10.72%	(24.99)%	(19.60)%	15.70%	27.92%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$51,192		$47,793	$56,753	$109,685	$151,163	$183,777
Ratio of expenses to average net assets	1.09	%(b)	1.10%	1.08%	1.06%	1.07%	1.08%
Ratio of net investment income to average net assets	1.01	%(b)	0.94%	0.79%	0.76%	0.38%	0.33%
Ratio of expenses to average net assets*	1.28	%(b)	1.29%	1.27%	1.25%	1.26%	1.27%
Portfolio turnover	28.63%		36.48%	97.98%	124.00%	114.90%	120.70%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Growth Equity Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999
	(Unaudited)
Net Asset Value, Beginning of Period	$8.84		$8.47	$9.95	$16.57	$15.46	$11.25

Investment Activities
Net investment income (loss)	0.02		0.03	—	(0.04)	(0.04)	—
Net realized/unrealized gains (losses) on investment transactions	0.89		0.37	(1.48)	(6.17)	3.10	4.67

Total from Investment Activities	0.91		0.40	(1.48)	(6.21)	3.06	4.67

Distributions
Net investment income	(0.02)		(0.03)	—	—	—	(0.02)
Net realized gains on investment transactions	—		—	—	—	(1.95)	(0.44)

Total Distributions	(0.02)		(0.03)	—	(0.41)	(1.95)	(0.46)

Net Asset Value, End of Period	$9.73		$8.84	$8.47	$9.95	$16.57	$15.46

Total Return (excludes sales charge)	10.33	%(a)	4.75%	(14.83)%	(38.04)%	20.45%	42.19%

Ratios/Supplemental Data:
Net Assets at end of period (000)	$75,463		$86,236	$76,585	$89,439	$175,449	$135,376
Ratio of expenses to average net assets	1.08	%(b)	1.08%	1.08%	1.07%	1.07%	1.09%
Ratio of net investment income (loss) to average net assets	0.49	%(b)	0.39%	0.03%	(0.27)%	(0.23)%	0.01%
Ratio of expenses to average net assets*	1.27	%(b)	1.27%	1.27%	1.26%	1.28%	1.28%
Portfolio turnover	35.61%		32.67%	42.81%	70.46%	124.30%	124.80%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	Not annualized.
(b)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Financial Highlights

	Small Cap Equity Fund
	Six Months Ended February 29, 2004		Year Ended August 31,
			2003	2002	2001	2000	1999(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.73		$10.61	$12.11	$12.54	$10.47	$10.00

Investment Activities
Net investment income	—		0.02	0.01	0.02	0.03	0.02
Net realized/unrealized gains (losses) on investment transactions	1.70		1.82	(1.18)	(0.36)	2.21	0.46

Total from Investment Activities	1.70		1.84	(1.17)	(0.34)	2.24	0.48

Distributions
Net investment income	(0.01)		(0.02)	(0.01)	(0.03)	(0.04)	(0.01)
Net realized gains on investment transactions	—		—	(0.32)	(0.06)	(0.13)	—

Total Distributions	(0.01)		(0.02)	(0.33)	(0.09)	(0.17)	(0.01)

Net Asset Value, End of Period	$14.42		$12.43	$10.61	$12.11	$12.54	$10.47

Total Return (excludes sales charge)	16.00	%(b)	17.48%	(9.87)%	(2.69)%	21.60%	4.77	%(b)

Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,527		$14,062	$10,314	$7,454	$8,042	$7,390
Ratio of expenses to average net assets	0.87	%(c)	0.78%	0.71%	0.66%	0.52%	0.70	%(c)
Ratio of net investment income to average net assets	(0.01	%)(c)	0.22%	0.13%	0.18%	0.28%	0.37	%(c)
Ratio of expenses to average net assets*	1.36	%(c)	1.35%	1.45%	1.40%	1.47%	1.63	%(c)
Portfolio turnover	16.30%		36.52%	68.42%	118.56%	164.17%	74.58%

*	During the period, certain fees were voluntarily reduced and reimbursed. If such voluntary fee reductions and reimbursements had not occurred, the ratios would have been as indicated.
(a)	For the period February 17, 1999 (commencement of operations) through August 31, 1999.
(b)	Not annualized.
(c)	Annualized.

See notes to financial statements.

AMERICAN PERFORMANCE FUNDS

Trustees and Officers of American Performance Funds

Officers and Interested Trustees. The table below sets forth certain information about each of the Trust’s Interested Trustees, as well as its officers.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships[1] Held by Trustee
Walter B. Grimm* 3435 Stelzer Road Columbus, OH 43219 Age: 58	Trustee, Chairman and President	Indefinite; 7/93—present (Trustee) 10/93—present (Chairman and President)	From June 1992 to present, an employee of BISYS Fund Services, Inc.	12	Coventry Group (16 portfolios); Legacy Funds Group (3 portfolios); Performance Funds Trust (6 portfolios); Variable Insurance Funds (27 portfolios).

Trent Statczar 3435 Stelzer Road Columbus, OH 43219 Age: 32	Treasurer	Indefinite; 4/02—present	From June 1993 to present, an employee of BISYS Fund Services, Inc.	N/A	N/A

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Age: 40	Vice President, Anti-Money Laundering Officer	Indefinite; 1/04—present	From May 1994 to present, an employee of BISYS Fund Services, Inc.	N/A	N/A

Karen L. Blair 3435 Stelzer Road Columbus, OH 43219 Age: 38	Assistant Secretary	Indefinite; 4/01—present	From June 1997 to present, an employee of BISYS Fund Services, Inc.	N/A	N/A

Alaina V. Metz 3435 Stelzer Road Columbus, OH 43219 Age: 36	Assistant Secretary	Indefinite; 7/95—present	From June 1995 to present, an employee of BISYS Fund Services, Inc.	N/A	N/A

*	Mr. Grimm may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with BISYS Fund Services, Inc., the Funds’ Administrator and Underwriter.
[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

AMERICAN PERFORMANCE FUNDS

Independent Trustees.    The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships[1] Held by Trustee
Michael J. Hall 10701 East Ute Street Tulsa, OK 74116-1517 Age: 59	Trustee	Indefinite; 8/90—present	From March 2003 to Present, Director Alliance Resources Partners, L.P. (coal mining); from September 1998 to present, Vice President Finance, Chief Financial Officer and Director, Matrix Service Company (maintenance and construction services).	12	Matrix Service Company; Alliance Resources Partners, L.P.

I. Edgar Hendrix 413 West Charlotte Broken Arrow, OK 74011 Age: 59	Trustee	Indefinite; 7/90—present	From November 2002 to present, Vice President and Chief Financial Officer, Loudfire, Inc. (Software technology); from November 2000 to present, Director, Matrix Service Company; from July 2000 to October 2002, Executive V.P. and Chief Financial Officer, Spectrum Field Services, Inc. (natural gas services); from July 1976 to 1999, Vice-President and Treasurer, Parker Drilling Company.	12	Matrix Service Company

Perry A. Wimpey 4843 South 69th East Ave. Tulsa, OK 74145 Age: 72	Trustee	Indefinite; 7/90—present	From January 1992 to present, Local Financial and Regulatory Consultant.	12	None

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s directors and officers. To obtain a copy of the SAI, without charge, call (800) 762-7085.

AMERICAN PERFORMANCE FUNDS

Investment Adviser

BOk Investment Advisers, Inc.

Bank Oklahoma Tower

Tulsa, Oklahoma 74103

Administrator & Distributor

BISYS Fund Services

3435 Stelzer Road

Columbus, Ohio 43219

Legal Counsel

Ropes & Gray LLP

One Metro Center

700 12th Street, NW

Suite 900

Washington, DC 20005

Auditors

KPMG LLP

191 West Nationwide Blvd.

Suite 500

Columbus, Ohio 43215

Semiann-04/04

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. [This is an annual requirement for closed-end funds.]

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable. [This is a semi-annual requirement for closed-end funds.]

Item 9.	Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable. [This is a semi-annual requirement, as applicable.]

Item 10.	Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable—Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar Trent Statczar, Treasurer

Date	04/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar Trent Statczar, Treasurer

By (Signature and Title)*	/s/ Walter B. Grimm Walter B. Grimm, President

Date	04/22/04

* Print the name and title of each signing officer under his or her signature.